UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23748

JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND

(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116 (Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE

TREASURER

200 BERKELEY STREET

BOSTON, MA 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 543-9634

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

ITEM 1. REPORT TO STOCKHOLDERS

Semiannual report
John Hancock
Marathon Asset-Based Lending Fund (formerly John Hancock Asset-Based Lending Fund)
Closed-end alternative
April 30, 2025

John Hancock
Marathon Asset-Based Lending Fund

2	Your fund at a glance
3	Portfolio summary
4	Consolidated Fund’s investments
40	Consolidated financial statements
45	Consolidated financial highlights
48	Notes to consolidated financial statements
65	Additional information
66	Evaluation of advisory and subadvisory agreements by the Board of Trustees
72	More information
1	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to provide high current income and to a lesser extent capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2025 (%)

The Intercontinental Exchange (ICE) Bank of America (BofA) 0-3 Month U.S. Treasury Bill Index tracks the performance of Treasury bills maturing in zero to three months.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-6020. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	2

Portfolio summary
PORTFOLIO COMPOSITION AS OF 4/30/2025 (% of total investments)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus.
3	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |

Consolidated Fund’s investments
AS OF 4-30-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities 35.3%				$79,123,968
(Cost $79,588,995)
Asset-backed securities 6.7%				14,979,332
Exeter Automobile Receivables Trust
Series 2025-2A, Class E (A)	7.810	10-15-32	1,500,000	1,521,992
Marlette Funding Trust
Series 2022-3A, Class D (A)(B)	7.800	11-15-32	3,750,000	3,779,437
Pagaya AI Debt Trust
Series 2023-7, Class D (A)(B)	9.000	07-15-31	3,498,696	3,534,120
Prosper Marketplace Issuance Trust
Series 2024-1A, Class D (A)	10.980	08-15-29	3,000,000	3,147,386
Thor LLC
Series 2024-A, Class C (A)	7.660	08-15-41	2,994,718	2,996,397
Collateralized loan obligations 7.6%				16,949,030
ARES L CLO, Ltd.
Series 2018-50A, Class D (3 month CME Term SOFR + 3.162%) (A)(B)(C)	7.418	01-15-32	2,000,000	1,994,414
Birch Grove CLO, Ltd.
Series 19A, Class D2RR (3 month CME Term SOFR + 5.050%) (A)(B)(C)	9.330	07-17-37	1,750,000	1,747,643
CIFC Funding, Ltd.
Series 2013-4A, Class DR2 (3 month CME Term SOFR + 1.900%) (A)(C)	6.183	04-27-31	2,000,000	1,991,904
Columbia Cent CLO, Ltd.
Series 2020-29A, Class D1R (3 month CME Term SOFR + 3.862%) (A)(C)	8.131	10-20-34	1,000,000	999,971
Dryden Senior Loan Fund
Series 2017-49A, Class DR (3 month CME Term SOFR + 3.662%) (A)(B)(C)	7.931	07-18-30	3,730,000	3,720,410
KKR Financial CLO, Ltd.
Series 2013-1A, Class DR2 (3 month CME Term SOFR + 6.250%) (A)(B)(C)	10.506	04-15-29	2,500,000	2,496,290
Myers Park CLO, Ltd.
Series 2018-1A, Class D (3 month CME Term SOFR + 3.312%) (A)(B)(C)	7.581	10-20-30	2,000,000	2,001,732
Rockford Tower CLO, Ltd.
Series 2017-2A, Class DR (3 month CME Term SOFR + 3.112%) (A)(C)	7.368	10-15-29	2,000,000	1,996,666
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	4

	Rate (%)	Maturity date	Par value^	Value
Commercial mortgage backed securities 19.6%				$44,036,593
ACREC LLC
Series 2023-FL2, Class C (1 month CME Term SOFR + 4.281%) (A)(C)	8.603	02-19-38	2,000,000	2,007,088
Arizona Biltmore Trust
Series 2024-BILT, Class E (A)(B)	7.487	06-11-29	2,000,000	2,033,673
BAMLL Commercial Mortgage Securities Trust
Series 2024-NASH, Class B (1 month CME Term SOFR + 2.750%) (A)(B)(C)	7.072	05-15-39	2,500,000	2,453,417
Series 2025-ASHF, Class C (1 month CME Term SOFR + 3.000%) (A)(B)(C)	7.322	02-15-42	3,000,000	2,930,348
BX Trust
Series 2021-ARIA, Class F (1 month CME Term SOFR + 2.708%) (A)(B)(C)	7.030	10-15-36	2,000,000	1,967,500
Series 2023-DELC, Class E (1 month CME Term SOFR + 5.286%) (A)(B)(C)	9.608	05-15-38	2,500,000	2,515,625
Series 2024-SLCT, Class E (1 month CME Term SOFR + 3.391%) (A)(C)	7.712	01-15-42	1,969,000	1,921,547
CLNY Trust
Series 2019-IKPR, Class C (1 month CME Term SOFR + 2.040%) (A)(C)	6.362	11-15-38	1,500,000	1,410,084
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2024-WCL1, Class C (1 month CME Term SOFR + 2.889%) (A)(B)(C)	7.211	06-15-41	3,300,000	3,256,828
DBWF Mortgage Trust
Series 2024-LCRS, Class C (1 month CME Term SOFR + 2.640%) (A)(C)	6.962	04-15-37	1,500,000	1,475,618
FS Rialto Issuer, Ltd.
Series 2021-FL3, Class D (1 month CME Term SOFR + 2.614%) (A)(C)	6.935	11-16-36	2,500,000	2,479,752
Series 2025-FL10, Class AS (1 month CME Term SOFR + 1.593%) (A)(C)	5.913	08-19-42	2,500,000	2,456,199
GPMT, Ltd.
Series 2021-FL4, Class D (1 month CME Term SOFR + 2.964%) (A)(C)	7.287	12-15-36	2,000,000	1,785,332
Great Wolf Trust
Series 2024-WOLF, Class E (1 month CME Term SOFR + 3.639%) (A)(B)(C)	7.961	03-15-39	2,180,000	2,167,738
5	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial mortgage backed securities (continued)
KIND Commercial Mortgage Trust
Series 2024-1, Class D (1 month CME Term SOFR + 3.438%) (A)(C)	7.760	08-15-41	3,000,000	$2,991,563
KKR Real Estate Finance Trust
Series 2021-FL2, Class AS (1 month CME Term SOFR + 1.414%) (A)(C)	5.743	02-15-39	950,000	925,532
Series 2021-FL2, Class B (1 month CME Term SOFR + 1.764%) (A)(C)	6.093	02-15-39	575,000	559,592
KNDR Trust
Series 2021-KIND, Class B (1 month CME Term SOFR + 1.464%) (A)(C)	5.790	08-15-38	1,983,710	1,948,995
KSL Commercial Mortgage Trust
Series 2024-HT2, Class B (1 month CME Term SOFR + 2.042%) (A)(B)(C)	6.364	12-15-39	2,500,000	2,462,500
La Quinta Mortgage Trust
Series 2023-LAQ, Class D (1 month CME Term SOFR + 4.188%) (A)(B)(C)	8.510	03-15-36	1,304,250	1,265,064
THPT Mortgage Trust
Series 2023-THL, Class D (A)(B)(D)	9.561	12-10-34	3,000,000	3,022,598
Residential mortgage backed securities 1.4%				3,159,013
ACHM Trust

Series 2023-HE2, Class C (A)(B)(D)	9.300	10-25-38	3,057,007	3,159,013
Residential loans 18.0%				$40,393,080
(Cost $41,899,015)
JH Residential Whole Loan Trust (E)(F) 9.8%				21,944,461
Bank of America, Loan ID - R1D2189860	4.125	08-01-35	116,762	96,468
Bank of America, Loan ID - R1D2207514 (G)	8.875	11-01-34	24,107	19,917
Bank of America, Loan ID - R1D2223768	3.500	04-01-57	72,247	59,690
Bank of America, Loan ID - R1D2231928	4.000	06-01-47	193,626	159,973
Bank of America, Loan ID - R1D320115934	12.000	09-25-27	2,328	1,772
Bank of America, Loan ID - R1D320404870	9.875	07-01-38	8,940	6,807
Bank of America, Loan ID - R1D321106165 (H)	10.500	03-01-37	3,168	2,412
Bank of America, Loan ID - R1D321285469 (I)	0.000	06-01-24	11,451	8,718
Bank of America, Loan ID - R1D321313401	14.375	09-25-27	289	220
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	6

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D321458571 (G)	5.625	05-01-26	12,923	$9,840
Bank of America, Loan ID - R1D321567782	10.125	07-01-35	4,568	3,478
Bank of America, Loan ID - R1D321672554 (G)	4.250	02-01-24	68,643	52,265
Bank of America, Loan ID - R1D321680064 (H)	8.625	01-01-28	4,038	3,074
Bank of America, Loan ID - R1D321772642 (I)	12.875	07-01-24	5,193	3,954
Bank of America, Loan ID - R1D321802346	10.500	07-01-42	3,175	2,418
Bank of America, Loan ID - R1D323613087	0.000	10-01-31	8,648	6,585
Bank of America, Loan ID - R1D326967519	8.750	02-01-30	14,303	10,890
Bank of America, Loan ID - R1D329279749	9.375	02-01-37	7,321	5,574
Bank of America, Loan ID - R1D331184438	4.750	06-01-28	10,556	8,038
Bank of America, Loan ID - R1D331351411 (G)	8.000	11-01-37	29,529	22,483
Bank of America, Loan ID - R1D332396107	1.000	06-01-28	20,770	15,814
Bank of America, Loan ID - R1D333118907	8.625	11-01-28	7,402	5,636
Bank of America, Loan ID - R1D333435452 (G)	10.500	11-01-24	7,785	5,927
Bank of America, Loan ID - R1D334715743 (G)	6.500	12-01-36	16,703	12,717
Bank of America, Loan ID - R1D338003284 (H)	11.125	09-01-41	17,578	13,384
Bank of America, Loan ID - R1D341220853	11.750	10-25-28	10,597	8,069
Bank of America, Loan ID - R1D341275604 (I)	11.750	09-01-24	1,847	1,407
Bank of America, Loan ID - R1D345587535 (G)	9.875	11-01-36	27,471	20,916
Bank of America, Loan ID - R1D345744745	10.125	08-01-33	5,242	3,992
Bank of America, Loan ID - R1D347751887 (H)	8.250	11-25-28	16,276	12,392
Bank of America, Loan ID - R1D348255384	12.625	06-01-35	4,931	3,754
Bank of America, Loan ID - R1D361892055 (G)	11.250	01-01-32	1,226	933
Bank of America, Loan ID - R1D362185211 (G)	8.250	05-25-29	51,849	39,478
Bank of America, Loan ID - R1D362733412 (H)	10.500	08-01-27	5,061	3,853
7	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D363420996	11.000	05-25-29	9,822	$7,479
Bank of America, Loan ID - R1D363873763	2.000	08-01-29	37,304	28,403
Bank of America, Loan ID - R1D36749564 (H)	11.500	06-01-35	18	14
Bank of America, Loan ID - R1D368227582 (G)	5.875	12-01-28	21,913	16,685
Bank of America, Loan ID - R1D377116667 (G)	12.125	08-01-24	9,988	7,605
Bank of America, Loan ID - R1D382472688 (G)	6.500	11-01-28	100,524	76,539
Bank of America, Loan ID - R1D4135626031	9.500	10-11-35	55,671	42,466
Bank of America, Loan ID - R1D4142880321 (H)	4.125	06-15-36	57,047	43,515
Bank of America, Loan ID - R1D4176255967	9.125	07-25-32	17,098	13,042
Bank of America, Loan ID - R1D4874021873	6.125	11-01-34	153,879	117,379
Bank of America, Loan ID - R1D4875700321 (G)	7.100	06-30-30	17,365	13,246
Bank of America, Loan ID - R1D4875758189 (G)	2.740	03-29-33	369,829	282,105
Bank of America, Loan ID - R1D4875958325	8.440	12-01-31	13,631	10,398
Bank of America, Loan ID - R1D4875960106 (G)	8.090	04-15-32	35,826	27,328
Bank of America, Loan ID - R1D4875973630 (G)	8.090	03-01-31	22,201	16,935
Bank of America, Loan ID - R1D4876049582 (H)	8.240	07-18-32	18,292	13,953
Bank of America, Loan ID - R1D4876317082 (G)	7.490	07-29-30	59,371	45,288
Bank of America, Loan ID - R1D4876762155 (H)	7.740	01-16-36	60,388	46,064
Bank of America, Loan ID - R1D4876763347 (G)	4.375	01-03-54	347,507	265,078
Bank of America, Loan ID - R1D4876771641 (G)	2.740	06-01-35	137,964	105,239
Bank of America, Loan ID - R1D4876787441 (G)	3.000	09-01-54	333,844	254,656
Bank of America, Loan ID - R1D4877096402 (G)	9.240	05-01-35	30,803	23,496
Bank of America, Loan ID - R1D4877182962 (G)	5.059	11-12-31	48,719	37,163
Bank of America, Loan ID - R1D4877521188	6.190	02-09-32	12,075	9,211
Bank of America, Loan ID - R1D648343679	9.750	11-25-29	70,425	57,178
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	8

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D65796677	10.875	10-25-29	5,117	$4,155
Bank of America, Loan ID - R1D667955965 (G)	11.375	10-25-29	9,340	7,583
Bank of America, Loan ID - R1D67442686	12.750	10-25-29	5,839	4,741
Bank of America, Loan ID - R1D676546412 (G)	5.250	10-25-29	144,930	117,669
Bank of America, Loan ID - R1D677588112 (G)	12.500	08-25-29	17,049	13,842
Bank of America, Loan ID - R1D681784389 (G)	3.875	09-25-29	379,955	308,486
Bank of America, Loan ID - R1D681965722	11.000	10-25-29	24,793	20,129
Bank of America, Loan ID - R1D681977177	9.000	10-25-29	4,098	3,327
Bank of America, Loan ID - R1D682449041 (G)	11.500	10-25-29	13,590	11,034
Bank of America, Loan ID - R1D682585998 (G)	11.500	10-25-29	317	257
Bank of America, Loan ID - R1D683013538	10.750	11-25-29	2,691	2,185
Bank of America, Loan ID - R1D683170000 (G)	6.750	10-25-29	17,414	14,138
Bank of America, Loan ID - R1D683843935	8.500	10-25-29	1,135	922
Bank of America, Loan ID - R1D684180712	9.750	10-25-29	4,970	4,035
Bank of America, Loan ID - R1D684517492 (G)	5.625	10-25-29	32,592	26,461
Bank of America, Loan ID - R1D684760509	13.000	11-25-29	4,154	3,373
Bank of America, Loan ID - R1D684953503	8.500	11-25-29	16,228	13,176
Bank of America, Loan ID - R1D684967411 (G)	4.250	11-25-29	92,711	75,272
Bank of America, Loan ID - R1D685329020	8.750	11-25-29	5,343	4,338
Bank of America, Loan ID - R1D685968483	8.750	11-25-29	8,113	6,587
Bank of America, Loan ID - R1D686170042 (G)	9.125	11-25-29	144,976	117,706
Bank of America, Loan ID - R1D686179719	9.750	11-25-29	6,322	5,133
Bank of America, Loan ID - R1D686281525	13.125	11-25-29	5,096	4,137
Bank of America, Loan ID - R1D686392408 (G)	6.250	11-25-29	82,692	67,138
Bank of America, Loan ID - R1D686481633	12.000	11-25-29	16,069	13,046
9	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D686527895 (G)	11.000	11-25-29	10,582	$8,592
Capital Asset Management, Loan ID - R1D1153882	3.900	09-01-47	67,775	40,909
Capital Asset Management, Loan ID - R1D1183348 (G)	4.000	05-01-48	40,134	24,225
Capital Asset Management, Loan ID - R1D1184084 (G)	2.000	02-01-49	46,002	27,767
Capital Asset Management, Loan ID - R1D1184204 (H)	12.375	12-01-36	64,418	38,883
Capital Asset Management, Loan ID - R1D1184992 (G)	4.000	11-10-43	32,697	19,736
Capital Asset Management, Loan ID - R1D1214687 (H)	9.000	01-01-52	146,102	88,187
Capital Asset Management, Loan ID - R1D1214825 (G)	10.250	02-01-37	117,362	70,840
Capital Asset Management, Loan ID - R1D1216036	10.000	03-19-62	47,118	28,441
Capital Asset Management, Loan ID - R1D1233673 (H)	11.000	02-15-27	7,842	4,733
Capital Asset Management, Loan ID - R1D1246972	6.950	11-01-35	19,416	11,719
Capital Asset Management, Loan ID - R1D1251042 (G)	6.000	07-05-41	41,021	24,760
Capital Asset Management, Loan ID - R1D1270661 (G)	4.625	04-01-24	1,659	1,001
Capital Asset Management, Loan ID - R1D1270777 (H)	4.000	03-01-34	63,818	38,520
Capital Asset Management, Loan ID - R1D1271156 (H)	4.875	02-01-40	38,609	23,304
Capital Asset Management, Loan ID - R1D1272438	4.999	05-01-41	15,557	9,390
Capital Asset Management, Loan ID - R1D1285038	7.750	11-01-37	98,275	59,319
Capital Asset Management, Loan ID - R1D1314469 (H)	5.000	08-22-31	1,351	815
Capital Asset Management, Loan ID - R1D1314557 (G)	12.514	11-12-21	113	68
Capital Asset Management, Loan ID - R1D1314775	4.000	10-28-37	20,974	12,660
Capital Asset Management, Loan ID - R1D1316742	3.500	07-25-42	33,492	20,216
Capital Asset Management, Loan ID - R1D1317596 (G)	6.000	07-02-34	38,765	23,399
Capital Asset Management, Loan ID - R1D1317738 (G)	3.000	06-01-58	75,795	45,750
Capital Asset Management, Loan ID - R1D1320040 (H)	0.000	01-12-28	2,645	1,597
Capital Asset Management, Loan ID - R1D1330504 (G)	0.000	09-15-31	4,500	2,716
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	10

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1331024 (G)	12.389	01-15-23	14,346	$8,659
Capital Asset Management, Loan ID - R1D1331435 (G)	13.930	04-04-24	20,997	12,674
Capital Asset Management, Loan ID - R1D1331710 (G)	0.000	11-01-35	23,678	14,292
Capital Asset Management, Loan ID - R1D1332368 (G)	0.000	06-01-26	11,127	6,716
Capital Asset Management, Loan ID - R1D1333231	0.000	08-01-37	11,984	7,234
Capital Asset Management, Loan ID - R1D1333871 (G)	14.128	04-13-47	18,685	11,278
Capital Asset Management, Loan ID - R1D1333909	9.000	11-01-31	28,570	17,245
Capital Asset Management, Loan ID - R1D1333990 (G)	0.000	12-01-35	68,813	41,536
Capital Asset Management, Loan ID - R1D1346507	0.000	03-01-36	34,768	20,986
Capital Asset Management, Loan ID - R1D1372940 (G)	6.000	02-01-26	4,647	2,805
Capital Asset Management, Loan ID - R1D1373336 (G)	4.250	07-01-22	731	441
Capital Asset Management, Loan ID - R1D1373352 (G)	10.720	12-01-28	12,375	7,469
Capital Asset Management, Loan ID - R1D1373527 (H)	5.000	10-01-24	5,126	3,094
Capital Asset Management, Loan ID - R1D1374601	9.996	06-01-28	9,717	5,865
Capital Asset Management, Loan ID - R1D1376601 (G)	5.250	08-01-21	3,528	2,129
Capital Asset Management, Loan ID - R1D1377871 (G)	14.600	10-01-21	3,780	2,282
Capital Asset Management, Loan ID - R1D1377909 (G)	14.069	04-01-22	5,710	3,447
Capital Asset Management, Loan ID - R1D1379406 (G)	5.750	09-01-25	7,392	4,462
Capital Asset Management, Loan ID - R1D1379505 (G)	5.250	06-01-21	3,599	2,172
Capital Asset Management, Loan ID - R1D1382459 (G)	11.290	09-01-24	8,526	5,147
Capital Asset Management, Loan ID - R1D1382688 (H)	10.480	10-01-28	5,135	3,099
Capital Asset Management, Loan ID - R1D1383898	13.000	03-01-28	7,284	4,397
Capital Asset Management, Loan ID - R1D1383904 (G)	14.447	04-01-26	6,652	4,015
Capital Asset Management, Loan ID - R1D1384406 (G)	14.148	07-01-23	9,112	5,500
Capital Asset Management, Loan ID - R1D1384420 (G)	14.350	02-01-24	8,976	5,418
11	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1386024	8.688	05-01-28	5,875	$3,546
Capital Asset Management, Loan ID - R1D1386378	14.140	08-01-25	1,518	916
Capital Asset Management, Loan ID - R1D1386680 (H)	11.000	02-19-34	12,044	7,270
Capital Asset Management, Loan ID - R1D1387610 (G)	13.656	09-23-32	13,567	8,189
Capital Asset Management, Loan ID - R1D1388781 (G)	14.660	12-20-35	13,649	8,239
Capital Asset Management, Loan ID - R1D138888 (G)	3.000	05-01-57	25,694	15,509
Capital Asset Management, Loan ID - R1D1388909 (G)	5.250	10-01-21	7,478	4,514
Capital Asset Management, Loan ID - R1D1389180	11.060	03-01-27	13,874	8,374
Capital Asset Management, Loan ID - R1D1390047	14.347	05-05-25	5,472	3,303
Capital Asset Management, Loan ID - R1D1390407 (G)	6.000	01-01-21	2,157	1,302
Capital Asset Management, Loan ID - R1D1391149 (G)	14.280	03-01-20	848	512
Capital Asset Management, Loan ID - R1D1391275 (H)	14.908	02-05-32	10,018	6,047
Capital Asset Management, Loan ID - R1D1391842	13.970	06-28-35	13,924	8,404
Capital Asset Management, Loan ID - R1D1392485 (G)	8.304	02-01-22	8,524	5,145
Capital Asset Management, Loan ID - R1D1392795 (H)	5.000	11-01-21	5,716	3,450
Capital Asset Management, Loan ID - R1D1392980 (G)	0.000	09-01-25	6,120	3,694
Capital Asset Management, Loan ID - R1D1393130 (G)	4.000	02-01-29	5,467	3,300
Capital Asset Management, Loan ID - R1D1394267 (G)	4.500	10-01-22	4,002	2,415
Capital Asset Management, Loan ID - R1D1394531 (H)	11.890	05-01-28	10,516	6,348
Capital Asset Management, Loan ID - R1D1395006 (H)	13.690	02-28-30	8,669	5,232
Capital Asset Management, Loan ID - R1D1395613 (H)	14.810	02-01-23	14,939	9,017
Capital Asset Management, Loan ID - R1D1399385 (G)	5.250	10-22-21	329	199
Capital Asset Management, Loan ID - R1D1404291	8.000	08-01-61	24,083	14,537
Capital Asset Management, Loan ID - R1D1404613 (G)	10.000	04-01-25	9,946	6,003
Capital Asset Management, Loan ID - R1D1405485	8.000	02-01-32	37,268	22,495
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	12

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1406329 (G)	7.000	04-01-35	75,034	$45,291
Capital Asset Management, Loan ID - R1D1410621 (H)	10.000	11-30-37	169,739	102,454
Capital Asset Management, Loan ID - R1D1493873 (G)	6.750	08-20-29	96,719	58,380
Capital Asset Management, Loan ID - R1D1500901	0.000	09-29-25	629	379
Capital Asset Management, Loan ID - R1D1526783	6.750	03-01-32	25,511	15,398
Capital Asset Management, Loan ID - R1D1538702	4.500	10-01-59	357,298	215,665
Capital Asset Management, Loan ID - R1D1582190 (H)	2.000	06-01-28	9,774	5,900
Capital Asset Management, Loan ID - R1D1582271 (G)	7.000	10-01-28	18,747	11,316
Capital Asset Management, Loan ID - R1D1582428 (G)	3.000	01-01-43	74,858	45,185
Capital Asset Management, Loan ID - R1D1582688 (G)	6.750	02-01-30	15,939	9,621
Capital Asset Management, Loan ID - R1D1582848 (G)	13.990	05-24-32	12,462	7,522
Capital Asset Management, Loan ID - R1D1583331 (G)	4.000	06-01-27	11,483	6,931
Capital Asset Management, Loan ID - R1D1584709 (G)	2.000	02-01-31	8,506	5,134
Capital Asset Management, Loan ID - R1D1584745	4.000	12-01-36	22,316	13,470
Capital Asset Management, Loan ID - R1D1584833	11.975	04-01-31	20,842	12,580
Capital Asset Management, Loan ID - R1D1585078 (H)	12.250	04-01-24	3,891	2,349
CTF Asset Management, Loan ID - R1D861192126	7.500	01-01-52	50,000	45,380
CTF Asset Management, Loan ID - R1D861221792	7.500	01-01-52	50,000	45,380
CTF Asset Management, Loan ID - R1D861350237	8.000	02-01-52	27,500	24,959
CTF Asset Management, Loan ID - R1D861388112	8.000	01-01-52	51,500	46,741
CTF Asset Management, Loan ID - R1D861527735	7.500	03-01-52	50,000	45,380
CTF Asset Management, Loan ID - R1D862116231	7.500	03-01-52	186,001	168,815
CTF Asset Management, Loan ID - R1D862166335	8.000	03-01-52	50,000	45,380
CTF Asset Management, Loan ID - R1D862302948	8.000	04-01-52	48,867	44,351
CTF Asset Management, Loan ID - R1D862332325	7.500	04-01-52	500,000	453,800
13	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
CTF Asset Management, Loan ID - R1D862389291	8.500	04-01-52	300,000	$272,280
CTF Asset Management, Loan ID - R1D862389994	8.000	04-01-52	52,500	47,649
CTF Asset Management, Loan ID - R1D862399514	7.500	04-01-52	50,000	45,380
CTF Asset Management, Loan ID - R1D862440813	8.500	05-01-52	92,000	83,499
CTF Asset Management, Loan ID - R1D862465398	9.000	05-01-52	29,000	26,320
CTF Asset Management, Loan ID - R1D862505037	9.000	05-01-52	50,000	45,380
CTF Asset Management, Loan ID - R1D862525928	8.500	05-01-52	115,000	104,374
CTF Asset Management, Loan ID - R1D862525936	9.500	05-01-52	50,000	45,380
CTF Asset Management, Loan ID - R1D862651740	9.000	06-01-52	50,000	45,380
CTF Asset Management, Loan ID - R1D862651831	9.000	06-01-52	71,460	64,857
CTF Asset Management, Loan ID - R1D862687082	9.500	06-01-52	48,842	44,329
CTF Asset Management, Loan ID - R1D862731658	8.500	06-01-52	59,500	54,002
CTF Asset Management, Loan ID - R1D862732045	8.500	06-01-52	50,000	45,380
CTF Asset Management, Loan ID - R1D862739529	8.500	06-01-52	8,340	7,569
CTF Asset Management, Loan ID - R1D862749858	8.500	06-01-52	252,300	228,987
CTF Asset Management, Loan ID - R1D862750401	8.500	06-01-52	72,500	65,801
CTF Asset Management, Loan ID - R1D862750500	8.500	06-01-52	477,000	432,925
CTF Asset Management, Loan ID - R1D862750765	8.500	06-01-52	86,300	78,326
CTF Asset Management, Loan ID - R1D862799119	9.000	07-01-52	49,625	45,040
CTF Asset Management, Loan ID - R1D862829270	8.500	07-01-52	49,399	44,834
CTF Asset Management, Loan ID - R1D862849351	9.000	07-01-52	151,198	137,227
CTF Asset Management, Loan ID - R1D862876396	8.500	07-01-52	60,500	54,910
CTF Asset Management, Loan ID - R1D862922356	8.500	07-01-52	24,596	22,323
CTF Asset Management, Loan ID - R1D865490872	8.500	07-01-52	141,000	127,972
CTF Asset Management, Loan ID - R1D865490948	10.250	08-01-52	50,000	45,380
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	14

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
CTF Asset Management, Loan ID - R1D865490955	10.250	08-01-52	572,500	$519,601
CTF Asset Management, Loan ID - R1D865490971	10.000	08-01-52	54,743	49,685
CTF Asset Management, Loan ID - R1D865490997	10.250	08-01-52	52,525	47,672
CTF Asset Management, Loan ID - R1D865491029	10.250	08-01-52	21,000	19,060
CTF Asset Management, Loan ID - R1D865491052	10.000	09-01-52	101,000	91,668
CTF Asset Management, Loan ID - R1D865491078	10.250	08-01-52	20,000	18,152
CTF Asset Management, Loan ID - R1D865491102	10.000	09-01-52	50,000	45,380
CTF Asset Management, Loan ID - R1D865491128	10.250	09-01-52	26,809	24,332
CTF Asset Management, Loan ID - R1D865491136	10.000	09-01-52	58,572	53,160
CTF Asset Management, Loan ID - R1D865491185	10.250	10-01-52	50,000	45,380
CTF Asset Management, Loan ID - R1D865491219	10.250	10-01-52	225,000	204,210
CTF Asset Management, Loan ID - R1D89160038038	12.200	12-01-36	67,932	61,655
CTF Asset Management, Loan ID - R1D89160044688	4.750	04-01-64	193,079	175,239
CTF Asset Management, Loan ID - R1D89160044690	0.000	07-01-37	12,989	11,789
CTF Asset Management, Loan ID - R1D89160044748	11.700	05-01-39	15,160	13,759
CTF Asset Management, Loan ID - R1D89160045474	8.000	06-01-53	22,162	20,114
CTF Asset Management, Loan ID - R1D89160045528	6.000	07-01-29	36,061	32,729
CTF Asset Management, Loan ID - R1D89160046378	7.000	09-01-63	74,980	68,052
CTF Asset Management, Loan ID - R1D89160058918	5.250	11-01-52	88,690	80,495
CTF Asset Management, Loan ID - R1D89160059548	9.000	06-01-42	42,758	38,807
CTF Asset Management, Loan ID - R1D89160062114	4.250	06-15-51	87,440	79,360
CTF Asset Management, Loan ID - R1D89160069322	7.500	07-15-52	123,732	112,299
CTF Asset Management, Loan ID - R1D89160070252	9.375	06-01-37	56,547	51,322
CTF Asset Management, Loan ID - R1D89160070254	9.250	09-20-31	64,926	58,926
CTF Asset Management, Loan ID - R1D89160070258	6.000	05-01-42	41,393	37,569
15	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
CTF Asset Management, Loan ID - R1D89160070304	12.000	09-01-62	23,102	$20,967
CTF Asset Management, Loan ID - R1D89160074370	6.750	07-01-36	44,266	40,176
CTF Asset Management, Loan ID - R1D89160075026	8.000	05-20-49	75,099	68,160
CTF Asset Management, Loan ID - R1D89160076994	7.250	11-01-60	153,378	139,206
CTF Asset Management, Loan ID - R1D89160082270	7.115	08-01-37	65,942	59,849
CTF Asset Management, Loan ID - R1D89160082820	7.989	10-01-42	105,931	96,143
CTF Asset Management, Loan ID - R1D89160082824	7.874	11-01-52	43,072	39,093
CTF Asset Management, Loan ID - R1D89160088850	12.990	12-01-53	198,940	180,558
CTF Asset Management, Loan ID - R1D89992031886	9.500	06-01-30	12,250	11,118
Harwood Asset Management, Loan ID - R1D89160058998	9.000	12-01-42	33,623	30,516
Harwood Asset Management, Loan ID - R1D89160059480	6.000	11-01-51	194,734	176,740
Harwood Asset Management, Loan ID - R1D89160061974	9.000	03-01-43	75,822	68,816
Harwood Asset Management, Loan ID - R1D89160061988	9.000	05-01-42	47,631	43,230
Harwood Asset Management, Loan ID - R1D89160062096	7.000	09-01-52	120,225	109,117
Harwood Asset Management, Loan ID - R1D89160062110	8.000	10-01-41	52,930	48,039
Harwood Asset Management, Loan ID - R1D89160062136	8.000	07-01-51	126,686	114,980
Harwood Asset Management, Loan ID - R1D89160067642	8.000	06-01-52	75,190	68,242
Harwood Asset Management, Loan ID - R1D89160080328	6.000	12-20-33	313,929	284,922
Harwood Asset Management, Loan ID - R1D89160080998	5.750	03-20-37	82,599	74,967
Harwood Asset Management, Loan ID - R1D89160083650	5.890	01-01-28	61,000	55,364
Harwood Asset Management, Loan ID - R1D89160083652	5.184	10-01-25	231,500	210,109
Harwood Asset Management, Loan ID - R1D89160083654	6.000	09-01-27	160,000	145,216
Harwood Asset Management, Loan ID - R1D89160083656	5.800	04-25-53	83,035	75,363
Harwood Asset Management, Loan ID - R1D89160083658	5.500	03-01-28	124,187	112,712
Harwood Asset Management, Loan ID - R1D89160083660	6.120	02-01-28	148,084	134,401
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	16

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Harwood Asset Management, Loan ID - R1D89160083666	9.250	06-01-26	47,377	$42,999
Harwood Asset Management, Loan ID - R1D89160083668	8.500	07-01-42	37,718	34,233
Harwood Asset Management, Loan ID - R1D89160083676	6.000	08-01-27	106,894	97,017
Harwood Asset Management, Loan ID - R1D89160083678	5.000	07-01-27	39,394	35,754
Harwood Asset Management, Loan ID - R1D89160083682	5.875	04-01-53	132,456	120,217
Harwood Asset Management, Loan ID - R1D89160083702	5.250	07-01-26	151,662	137,648
Harwood Asset Management, Loan ID - R1D89160083706	9.500	10-01-35	50,462	45,799
Harwood Asset Management, Loan ID - R1D89160084244	14.999	01-01-53	29,460	26,738
Harwood Asset Management, Loan ID - R1D89160085000	11.250	11-01-43	73,560	66,763
Harwood Asset Management, Loan ID - R1D89160086154	8.990	09-01-38	74,040	67,199
Harwood Asset Management, Loan ID - R1D89160086156	8.990	09-01-38	68,749	62,397
Harwood Asset Management, Loan ID - R1D89160086190	5.000	06-01-50	78,185	70,961
Harwood Asset Management, Loan ID - R1D89160086660	11.699	12-01-52	47,153	42,796
Harwood Asset Management, Loan ID - R1D89160086670	11.549	12-01-53	58,843	53,406
Harwood Asset Management, Loan ID - R1D89160086674	12.875	01-01-54	86,380	78,399
Harwood Asset Management, Loan ID - R1D89160086676	11.250	12-01-53	62,921	57,107
Harwood Asset Management, Loan ID - R1D89160087568	10.000	05-01-36	126,848	115,127
PPR Capital Management, Loan ID - R1D51303030492	8.750	10-01-62	47,275	24,664
PPR Capital Management, Loan ID - R1D51403030022 (G)	9.125	09-01-25	153,406	80,032
PPR Capital Management, Loan ID - R1D51403030279 (G)	5.100	10-01-36	58,831	30,692
PPR Capital Management, Loan ID - R1D51403030352	9.150	11-01-35	93,301	48,675
PPR Capital Management, Loan ID - R1D51403030948 (G)	9.900	05-22-38	23,064	12,032
PPR Capital Management, Loan ID - R1D51502010013	8.350	11-01-42	8,166	4,260
PPR Capital Management, Loan ID - R1D51506010146	7.250	12-01-46	68,654	35,817
PPR Capital Management, Loan ID - R1D51506010444	9.500	01-01-52	51,641	26,941
17	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
PPR Capital Management, Loan ID - R1D51506010469 (G)	9.750	09-01-36	23,928	$12,483
PPR Capital Management, Loan ID - R1D51506010756	4.800	09-01-25	297	155
PPR Capital Management, Loan ID - R1D51507010001	7.000	01-01-28	4,266	2,226
PPR Capital Management, Loan ID - R1D51605010212	7.250	06-01-31	21,999	11,477
PPR Capital Management, Loan ID - R1D51611010043 (G)	9.990	01-01-21	16,292	8,500
PPR Capital Management, Loan ID - R1D51805030001	7.250	03-20-43	26,421	13,784
PPR Capital Management, Loan ID - R1D51808040029	9.000	06-01-41	18,446	9,623
PPR Capital Management, Loan ID - R1D51812030089 (G)	4.000	08-01-47	70,766	36,918
PPR Capital Management, Loan ID - R1D51812030096 (G)	13.500	07-01-36	26,579	13,866
PPR Capital Management, Loan ID - R1D51812030180	7.000	02-01-50	117,963	61,541
PPR Capital Management, Loan ID - R1D51903040003 (G)	5.000	01-01-30	15,327	7,996
PPR Capital Management, Loan ID - R1D51903040192	11.625	02-01-37	77,366	40,362
PPR Capital Management, Loan ID - R1D51903040208 (G)	8.990	02-01-22	82,055	42,808
PPR Capital Management, Loan ID - R1D51904010040 (G)	6.250	09-01-51	123,539	64,450
PPR Capital Management, Loan ID - R1D51906030034	6.000	12-01-48	214,513	111,912
PPR Capital Management, Loan ID - R1D52007020001 (G)	8.500	04-01-38	20,587	10,740
PPR Capital Management, Loan ID - R1D52110130001 (G)	7.500	05-18-42	98,025	51,140
Shelving Rock, Loan ID - R1D71005316541	7.000	06-01-31	18,001	15,824
Shelving Rock, Loan ID - R1D71005330611	5.750	08-25-26	23,351	20,528
Shelving Rock, Loan ID - R1D71005332444	6.000	10-01-31	28,623	25,162
Shelving Rock, Loan ID - R1D71005349123	7.000	10-01-31	14,355	12,619
Shelving Rock, Loan ID - R1D71006123597	6.125	11-01-26	164,100	144,260
Shelving Rock, Loan ID - R1D7110507803	8.875	03-01-27	19,257	16,929
Shelving Rock, Loan ID - R1D7111713993	6.000	12-01-26	32,215	28,320
Shelving Rock, Loan ID - R1D7120449362	8.375	03-15-31	14,781	12,994
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	18

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Shelving Rock, Loan ID - R1D7131263557	10.625	03-01-27	98,585	$86,666
Shelving Rock, Loan ID - R1D7132056137	5.500	10-01-26	114,148	100,348
Shelving Rock, Loan ID - R1D7138556254	7.000	10-01-28	48,669	42,785
Shelving Rock, Loan ID - R1D714141816	6.500	08-01-36	282,475	248,324
Shelving Rock, Loan ID - R1D7146417973	5.000	11-15-26	46,871	41,204
Shelving Rock, Loan ID - R1D7146861634	10.250	11-13-31	53,125	46,702
Shelving Rock, Loan ID - R1D7147552201 (I)	6.000	01-01-25	59,594	52,389
Shelving Rock, Loan ID - R1D7147658590	10.525	01-01-27	296,909	261,013
Shelving Rock, Loan ID - R1D7147758371	7.900	05-10-41	6,499	5,714
Shelving Rock, Loan ID - R1D7149230333	12.250	05-01-25	58,992	51,860
Shelving Rock, Loan ID - R1D7149559183	4.750	03-31-43	51,100	44,922
Shelving Rock, Loan ID - R1D7149677942	6.000	07-01-26	99,555	87,519
Shelving Rock, Loan ID - R1D7150056432	7.000	08-01-28	109,236	96,029
Shelving Rock, Loan ID - R1D715011	7.000	02-01-37	145,091	127,549
Shelving Rock, Loan ID - R1D7150554252	7.375	05-01-27	62,814	55,219
Shelving Rock, Loan ID - R1D715103820	5.000	12-01-41	52,220	45,906
Shelving Rock, Loan ID - R1D7151117895	9.125	12-01-31	84,605	74,376
Shelving Rock, Loan ID - R1D7151175171	6.000	06-01-38	21,253	18,684
Shelving Rock, Loan ID - R1D7152139837	7.750	10-01-29	165,451	145,448
Shelving Rock, Loan ID - R1D7152394494	10.250	11-01-31	62,633	55,061
Shelving Rock, Loan ID - R1D7152875318	6.500	01-01-27	69,876	61,428
Shelving Rock, Loan ID - R1D7153125943	7.375	05-01-25	44,308	38,951
Shelving Rock, Loan ID - R1D7153215845	10.875	04-01-29	37,274	32,767
Shelving Rock, Loan ID - R1D7153283112	10.750	10-01-27	34,219	30,081
Shelving Rock, Loan ID - R1D7153331975	8.750	02-01-27	58,226	51,186
19	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Shelving Rock, Loan ID - R1D7153681515	5.000	04-01-28	70,652	$62,110
Shelving Rock, Loan ID - R1D7154370376	10.000	07-01-28	123,112	108,228
Shelving Rock, Loan ID - R1D7154664695	8.750	04-01-37	47,505	41,761
Shelving Rock, Loan ID - R1D7154844109	10.375	02-01-27	172,090	151,285
Shelving Rock, Loan ID - R1D7155064828	2.000	01-01-32	11,827	10,397
Shelving Rock, Loan ID - R1D7155104113 (I)	5.500	02-01-25	77,452	68,088
Shelving Rock, Loan ID - R1D7155528458	9.500	01-01-32	28,040	24,650
Shelving Rock, Loan ID - R1D7156105663	8.250	01-01-29	44,185	38,843
Shelving Rock, Loan ID - R1D7156530174	7.250	04-01-28	89,142	78,364
Shelving Rock, Loan ID - R1D7157215669	6.500	02-29-44	9,063	7,968
Shelving Rock, Loan ID - R1D7157308823	8.000	03-01-29	75,212	66,119
Shelving Rock, Loan ID - R1D7158076955	11.250	03-01-32	139,317	122,473
Shelving Rock, Loan ID - R1D7158284666	8.250	03-31-28	50,323	44,239
Shelving Rock, Loan ID - R1D7159142975	8.875	05-01-37	27,281	23,983
Shelving Rock, Loan ID - R1D7190028	5.000	01-01-35	163,789	143,987
Shelving Rock, Loan ID - R1D728102939	7.250	04-01-26	71,207	62,598
Shelving Rock, Loan ID - R1D7358309	6.375	08-01-43	73,995	65,049
Shelving Rock, Loan ID - R1D7358890	7.500	12-01-29	190,923	167,841
Shelving Rock, Loan ID - R1D7371699	4.000	05-01-32	153,258	134,729
Shelving Rock, Loan ID - R1D7372448	9.000	05-01-37	171,661	150,907
Shelving Rock, Loan ID - R1D7379247	7.000	10-01-29	65,392	57,486
Shelving Rock, Loan ID - R1D7403476	7.750	10-01-35	19,622	17,250
Shelving Rock, Loan ID - R1D7501299	10.125	04-01-26	35,643	31,334
Shelving Rock, Loan ID - R1D7501374	9.500	10-01-26	44,561	39,174
Shelving Rock, Loan ID - R1D7612362392	7.325	08-01-25	75,288	66,186
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	20

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Shelving Rock, Loan ID - R1D7612363572	10.000	08-01-36	13,487	$11,856
Shelving Rock, Loan ID - R1D7612563619	5.000	12-01-25	35,515	31,221
Shelving Rock, Loan ID - R1D7612687814	7.625	05-01-27	94,928	83,452
Shelving Rock, Loan ID - R1D7612704445	7.500	08-01-25	22,113	19,440
Shelving Rock, Loan ID - R1D7612780007	10.630	07-01-25	38,762	34,076
Shelving Rock, Loan ID - R1D7612782771	12.250	09-01-28	8,301	7,297
Shelving Rock, Loan ID - R1D7612786152	8.750	08-01-25	16,664	14,649
Shelving Rock, Loan ID - R1D7612791616	6.490	12-01-36	136,796	120,257
Shelving Rock, Loan ID - R1D7612795344	6.250	11-01-27	54,494	47,906
Shelving Rock, Loan ID - R1D7612815027	8.312	01-01-37	54,480	47,894
Shelving Rock, Loan ID - R1D7612822130	7.000	02-01-28	43,096	37,886
Shelving Rock, Loan ID - R1D7612838599	7.000	05-01-26	78,509	69,018
Shelving Rock, Loan ID - R1D7612845552	6.000	12-01-26	54,820	48,192
Shelving Rock, Loan ID - R1D7612870923	9.625	06-01-33	36,763	32,318
Shelving Rock, Loan ID - R1D7612900092	9.625	08-01-25	14,599	12,834
Shelving Rock, Loan ID - R1D7612916767 (I)	5.500	12-01-24	143,309	125,983
Shelving Rock, Loan ID - R1D7612930362	6.750	12-01-28	95,370	83,840
Shelving Rock, Loan ID - R1D7612930867	6.000	03-01-29	98,585	86,666
Shelving Rock, Loan ID - R1D7612934083	6.000	12-01-31	37,683	33,127
Shelving Rock, Loan ID - R1D7612935650	8.375	01-01-29	89,925	79,053
Shelving Rock, Loan ID - R1D7612945691	12.000	08-01-25	77,211	67,876
Shelving Rock, Loan ID - R1D7612946632	8.000	04-01-26	98,302	86,418
Shelving Rock, Loan ID - R1D7612968586	5.000	05-01-25	68,283	60,028
Shelving Rock, Loan ID - R1D7612982157	9.125	12-01-31	18,806	16,533
Shelving Rock, Loan ID - R1D7612984567	5.375	01-01-32	69,155	60,794
21	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Shelving Rock, Loan ID - R1D7612987016	8.750	07-01-25	73,447	$64,567
Shelving Rock, Loan ID - R1D7612987701	5.250	01-01-32	40,648	35,734
Shelving Rock, Loan ID - R1D7612987966	6.250	08-01-26	55,845	49,093
Shelving Rock, Loan ID - R1D7612994574	7.875	12-01-31	45,450	39,955
Shelving Rock, Loan ID - R1D7613006691	7.500	05-01-27	60,344	53,048
Shelving Rock, Loan ID - R1D7613009166	2.000	05-01-25	8,120	7,138
Shelving Rock, Loan ID - R1D7613024009	7.500	01-01-32	56,617	49,772
Shelving Rock, Loan ID - R1D7613033455	8.375	09-01-26	42,785	37,612
Shelving Rock, Loan ID - R1D7613048636	8.000	06-01-30	38,545	33,885
Shelving Rock, Loan ID - R1D7613050301	8.000	04-01-29	24,088	21,175
Shelving Rock, Loan ID - R1D7613070523	6.000	02-01-30	71,406	62,773
Shelving Rock, Loan ID - R1D7613081298	8.375	01-01-28	41,722	36,678
Shelving Rock, Loan ID - R1D7613115377	9.125	03-01-32	7,192	6,323
Shelving Rock, Loan ID - R1D7613121615	7.000	09-01-29	174,317	153,242
Shelving Rock, Loan ID - R1D7613166206	8.000	08-01-25	20,037	17,614
Shelving Rock, Loan ID - R1D7613170885	7.000	04-01-25	55,924	49,163
Shelving Rock, Loan ID - R1D7613171974	9.250	04-01-37	41,856	36,795
Shelving Rock, Loan ID - R1D7613181106	8.000	05-01-37	10,180	8,949
Shelving Rock, Loan ID - R1D7613184407	8.625	03-01-35	26,251	23,078
Shelving Rock, Loan ID - R1D7613190008	8.500	05-01-25	75,422	66,304
Shelving Rock, Loan ID - R1D7613190438	5.000	01-01-27	111,061	97,634
Shelving Rock, Loan ID - R1D7613192491	5.000	03-01-29	45,216	39,749
Shelving Rock, Loan ID - R1D7613201664	5.000	04-01-32	48,719	42,829
Shelving Rock, Loan ID - R1D7613204593	6.000	02-01-27	113,390	99,681
Shelving Rock, Loan ID - R1D7614380152	7.500	06-01-27	125,814	110,603
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	22

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Shelving Rock, Loan ID - R1D7616147567	11.900	05-01-29	65,790	$57,836
Shelving Rock, Loan ID - R1D7618434583	9.000	02-01-30	75,872	66,699
Shelving Rock, Loan ID - R1D7618446017	9.375	12-01-31	15,962	14,032
Shelving Rock, Loan ID - R1D7618446488	5.000	12-01-28	109,434	96,203
Shelving Rock, Loan ID - R1D7618452353	9.875	03-01-27	39,475	34,702
Shelving Rock, Loan ID - R1D76865188	11.725	05-01-25	60,887	53,526
Shelving Rock, Loan ID - R1D772832781	6.750	04-01-28	16,574	14,570
Shelving Rock, Loan ID - R1D789737854	8.000	05-01-25	165,511	145,501
Shelving Rock, Loan ID - R1D789786346	7.750	01-01-29	162,467	142,825
Shelving Rock, Loan ID - R1D789806906	5.000	08-01-32	197,740	173,833
Shelving Rock, Loan ID - R1D789909028	5.000	04-01-25	69,593	61,179
Shelving Rock, Loan ID - R1D789909929	7.375	12-01-27	57,591	50,628
Shelving Rock, Loan ID - R1D789914746	8.000	12-01-27	31,112	27,350
Shelving Rock, Loan ID - R1D789919476	6.000	09-01-25	83,617	73,508
Shelving Rock, Loan ID - R1D789919657	7.000	02-01-27	233,728	205,470
Shelving Rock, Loan ID - R1D789931830	8.000	02-01-32	64,929	57,079
Shelving Rock, Loan ID - R1D789987287	8.125	03-01-37	35,398	31,118
Shelving Rock, Loan ID - R1D789996254	8.000	05-01-29	66,265	58,253
Shelving Rock, Loan ID - R1D789997444	10.325	09-01-26	51,115	44,935
JH Residential Whole Loan Trust II (E)(F) 3.8%				8,520,207
Achieve, Loan ID - R21032974202	15.250	10-01-33	39,517	40,785
Achieve, Loan ID - R21032974325	12.250	10-01-33	113,605	117,251
Achieve, Loan ID - R21034888477	14.250	05-01-34	108,401	111,881
Achieve, Loan ID - R21034913863	13.750	05-01-34	65,295	67,390
Achieve, Loan ID - R2693294704	11.250	04-01-35	32,400	33,100
Achieve, Loan ID - R2693294712	12.375	04-01-35	54,200	55,371
Achieve, Loan ID - R2693294886	11.250	04-01-40	60,700	62,011
Achieve, Loan ID - R2693294993	13.500	04-01-40	99,850	102,107
Achieve, Loan ID - R2693295008	11.375	04-01-35	44,000	44,950
23	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust II (continued)
Achieve, Loan ID - R2693295099	11.750	04-01-55	146,500	$149,664
Achieve, Loan ID - R2693295305	13.000	04-01-40	31,300	31,976
Achieve, Loan ID - R2693295529	10.000	04-01-35	53,550	54,707
Achieve, Loan ID - R2693295545	11.125	04-01-35	32,000	32,691
Achieve, Loan ID - R2693295552	11.625	04-01-35	39,600	40,455
Achieve, Loan ID - R2693295560	10.750	04-01-55	173,500	177,248
Achieve, Loan ID - R2693306110	11.875	04-01-35	66,000	67,426
Achieve, Loan ID - R2693306128	10.250	04-01-35	132,000	134,851
Achieve, Loan ID - R2693306326	11.750	04-01-40	58,600	59,866
Achieve, Loan ID - R2693306367	13.250	04-01-55	77,600	79,276
Achieve, Loan ID - R2693306466	11.875	04-01-35	16,000	16,346
Achieve, Loan ID - R2693355844	10.500	04-01-35	32,800	33,508
Achieve, Loan ID - R2693355919	11.875	04-01-45	141,750	144,812
Achieve, Loan ID - R2693356073	10.875	04-01-55	45,000	45,972
Achieve, Loan ID - R2693356149	11.625	04-01-40	51,100	52,204
Achieve, Loan ID - R2693356297	9.500	04-01-55	43,300	44,235
Achieve, Loan ID - R2693356321	10.875	04-01-55	65,800	67,221
Achieve, Loan ID - R2693356396	11.125	04-01-55	73,400	74,985
Achieve, Loan ID - R2693356602	12.125	04-01-55	86,750	88,624
Achieve, Loan ID - R2693356610	9.350	04-01-55	100,200	102,364
Achieve, Loan ID - R2693356669	9.375	04-01-35	15,600	15,937
Achieve, Loan ID - R2693356727	12.000	04-01-35	49,000	50,058
Achieve, Loan ID - R2693405797	11.000	04-01-35	50,200	51,284
Achieve, Loan ID - R2693406118	10.125	04-01-35	53,150	54,298
Achieve, Loan ID - R2693406126	9.500	04-01-55	190,000	194,104
Achieve, Loan ID - R2693406217	12.125	04-01-55	101,300	103,488
Achieve, Loan ID - R2693406324	11.875	04-01-35	27,800	28,400
Achieve, Loan ID - R2693406407	12.000	04-01-55	62,850	64,208
Achieve, Loan ID - R2693475600	13.000	04-01-35	30,500	31,189
Achieve, Loan ID - R2693475923	11.250	04-01-40	41,800	42,745
Achieve, Loan ID - R2693475980	12.250	05-01-40	113,500	115,833
Achieve, Loan ID - R2693475998	13.000	05-01-40	58,200	59,389
Achieve, Loan ID - R2693476095	12.500	04-01-35	184,950	188,945
Achieve, Loan ID - R2693476111	11.375	04-01-35	50,500	51,591
Achieve, Loan ID - R2693476145	7.740	04-01-40	36,100	36,880
Achieve, Loan ID - R2693476152	11.125	04-01-55	75,050	76,671
Achieve, Loan ID - R2693476228	11.250	04-01-40	150,000	153,390
Achieve, Loan ID - R2693476301	13.250	04-01-35	54,450	55,681
Achieve, Loan ID - R2693476327	11.000	04-01-35	31,200	31,905
Achieve, Loan ID - R2693476335	9.875	04-01-35	89,000	90,922
Achieve, Loan ID - R2693476467	11.750	04-01-35	53,950	55,169
Achieve, Loan ID - R2693476590	10.500	05-01-35	36,250	37,006
Achieve, Loan ID - R2693476673	12.500	04-01-40	48,850	49,954
Achieve, Loan ID - R2693476749	11.500	04-01-40	120,000	122,712
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	24

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust II (continued)
Achieve, Loan ID - R2693476806	12.000	04-01-35	50,250	$51,386
Achieve, Loan ID - R2693476871	11.750	04-01-40	75,000	76,695
Achieve, Loan ID - R2693476897	14.250	04-01-40	73,400	75,059
Achieve, Loan ID - R2693476962	11.625	04-01-35	65,300	66,710
Achieve, Loan ID - R2693476988	14.000	05-01-40	49,000	49,995
Achieve, Loan ID - R2693477010	9.500	04-01-40	62,800	64,156
Achieve, Loan ID - R2693496028	11.500	05-01-35	54,400	55,525
Achieve, Loan ID - R2693496150	10.125	05-01-45	64,900	66,192
Achieve, Loan ID - R2693496168	12.000	05-01-35	73,950	75,473
Achieve, Loan ID - R2693496192	10.250	05-01-55	143,450	146,307
Achieve, Loan ID - R2693496226	11.500	05-01-35	150,000	153,102
Achieve, Loan ID - R2693496234	11.625	05-01-40	43,000	43,845
Achieve, Loan ID - R2693496366	12.250	05-01-35	41,050	41,894
Achieve, Loan ID - R2693496374	11.875	05-01-55	154,200	157,230
Achieve, Loan ID - R2693496457	13.750	05-01-40	49,050	50,046
Achieve, Loan ID - R2693496507	14.250	05-01-40	50,600	51,625
Achieve, Loan ID - R2693496523	11.750	05-01-40	77,600	79,204
Achieve, Loan ID - R2693531733	10.500	05-01-35	33,700	34,403
Achieve, Loan ID - R2693531782	11.875	05-01-55	67,700	69,028
Achieve, Loan ID - R2693531816	10.750	05-01-40	50,000	51,040
Achieve, Loan ID - R2693531824	11.500	05-01-35	83,800	85,533
Achieve, Loan ID - R2693531873	10.500	05-01-35	36,500	37,261
Achieve, Loan ID - R2693531956	10.000	05-01-35	143,700	146,708
Achieve, Loan ID - R2693532046	9.500	05-01-55	75,550	77,062
Achieve, Loan ID - R2693532079	11.375	05-01-55	63,400	64,649
Achieve, Loan ID - R2693532152	13.000	05-01-35	47,000	47,960
Achieve, Loan ID - R2693532186	11.000	05-01-35	23,300	23,784
Achieve, Loan ID - R2693532244	12.750	05-01-35	94,100	96,027
Achieve, Loan ID - R2693532285	10.750	05-01-40	80,000	81,665
Achieve, Loan ID - R2693532343	10.250	05-01-35	125,100	127,714
Achieve, Loan ID - R2693532368	11.000	05-01-35	61,800	63,023
Achieve, Loan ID - R2693532376	9.750	05-01-40	114,000	116,394
Achieve, Loan ID - R2693532400	10.500	05-01-35	73,850	75,390
Achieve, Loan ID - R2693532459	12.250	05-01-40	77,700	79,297
Achieve, Loan ID - R2693532467	9.875	05-01-35	31,000	31,619
Achieve, Loan ID - R2693532475	10.250	05-01-40	114,200	116,472
Achieve, Loan ID - R2693532533	11.000	05-01-35	59,500	60,736
Achieve, Loan ID - R2693532566	11.250	05-01-40	100,000	102,073
Achieve, Loan ID - R2693532574	12.125	05-01-55	88,400	90,131
Achieve, Loan ID - R2693532624	12.250	05-01-40	52,150	53,222
Achieve, Loan ID - R2693532632	13.000	05-01-35	29,000	29,593
Achieve, Loan ID - R2693532681	13.250	05-01-40	53,500	54,591
Achieve, Loan ID - R2693532723	11.500	05-01-35	95,500	97,475
Achieve, Loan ID - R2693532756	10.000	05-01-35	34,700	35,426
25	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust II (continued)
Achieve, Loan ID - R2693550147	13.000	05-01-40	61,000	$62,246
Achieve, Loan ID - R2693550154	10.500	05-01-35	126,350	128,984
Achieve, Loan ID - R2693550188	11.500	05-01-40	50,950	52,004
Achieve, Loan ID - R2693550204	12.000	05-01-35	51,500	52,562
Achieve, Loan ID - R2693550212	11.625	05-01-55	66,350	67,656
Achieve, Loan ID - R2693550220	10.000	05-01-40	127,450	129,991
Achieve, Loan ID - R2693550378	10.875	05-01-45	124,000	126,457
Achieve, Loan ID - R2693550386	11.500	05-01-40	46,300	47,259
Achieve, Loan ID - R2693550501	10.250	05-01-35	45,700	46,655
Achieve, Loan ID - R2693550600	10.875	05-01-35	83,200	84,846
Achieve, Loan ID - R2693550618	11.000	05-01-35	33,500	34,162
Achieve, Loan ID - R2693569188	11.625	05-01-55	71,300	72,702
Achieve, Loan ID - R2693569246	12.250	05-01-35	32,150	32,779
Achieve, Loan ID - R2693569543	9.500	05-01-40	32,500	33,151
Achieve, Loan ID - R2693569675	10.375	05-01-55	300,000	305,963
Achieve, Loan ID - R2693569857	11.375	05-01-55	37,700	38,443
Achieve, Loan ID - R2693570012	11.625	05-01-55	55,500	56,591
Residential whole loans 4.4%				9,928,412
ACHM Trust
Series 2023-HE2, Class D PO (A)	4.030	10-25-38	567,739	241,070
Series 2023-HE2, Class XS IO (A)(F)(J)	—	10-25-38	5,373,663	169,270
Series 2024-HE1, Class D PO (A)	5.847	05-25-39	652,321	65,833
Series 2024-HE1, Class XS IO (A)(F)(J)	—	05-25-39	9,318,869	941,206
Series 2024-HE2, Class D PO (A)	5.474	10-25-39	635,660	92,718
Series 2024-HE2, Class XS IO (A)(J)	—	10-25-39	9,081,034	1,296,575
Series 2025-HE1, Class D PO (A)(F)	2.132	03-25-55	1,515,204	532,258
Series 2025-HE1, Class XS IO (A)(F)(J)	—	03-25-55	21,645,780	2,139,512
FIGRE Trust
Series 2024-HE5, Class CE PO (A)(J)	—	10-25-54	444,613	1,576,917
Series 2024-SL1, Class A1 (A)(D)	5.748	07-25-53	860,667	867,498
JP Morgan Mortgage Trust

Series 2025-CES1, Class M1 (A)(D)	6.267	05-25-55	2,000,000	2,005,555
Term loans (K) 12.9%				$28,830,034
(Cost $28,707,892)
Commercial real estate lending 12.9%				28,830,034
Clairemont Drive LLC, Term Loan (1 month CME Term SOFR + 7.000%) (F)	11.623	03-11-26	4,279,419	4,200,677
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	26

	Rate (%)	Maturity date		Par value^	Value
Commercial real estate lending (continued)
Genprov Holdco LLC, Term Loan (1 month CME Term SOFR + 4.900%) (F)	9.775	08-11-26		4,914,630	$4,930,848
MCR Newark Airport LLC, Term Loan (1 month CME Term SOFR + 6.250%) (F)	11.000	04-11-27		4,582,624	4,601,871
Stevens Creek Boulevard, Term Loan (1 month CME Term SOFR + 5.800%) (F)	10.623	07-11-26		4,681,439	4,679,098
Verena at Gilbert, Delayed Draw Term Loan (1 month CME Term SOFR + 5.000%) (F)	9.623	01-11-27		4,697,266	4,685,992

Verena at Hillard, Term Loan (1 month CME Term SOFR + 5.350%) (F)	9.973	04-11-27		5,724,107	5,731,548
Profit participating notes 10.6%					$23,699,431
(Cost $21,221,247)
Corporate asset-based credit 0.7%					1,563,296
Tilapia Finance Profit Participating Notes (3 month EURIBOR + 6.900%) (C)(F)	9.086	12-12-33	EUR	1,376,800	1,563,296
Transportation assets 9.9%					22,136,135
JH Aircraft Leasing 4535 (Ireland) Designated Activity Company (F)(L)(M)	—	04-26-44		20,897,863	22,136,135

	Shares	Value
Special purpose vehicles 9.9%		$22,234,945
(Cost $20,559,732)
Industrials 6.1%		13,688,210
JH Liftco LLC (F)(M)(N)	6,845,000	6,318,245
JH Finance LeaseCo LLC (F)(M)(N)	7,332,249	7,369,965
Real estate 0.0%		30,000
JH REO Trust (F)(M)(N)	30,000	30,000
Transportation assets 3.8%		8,516,735
MSN 803 Trust (F)(M)(N)	7,882,217	8,516,735

	Rate (%)	Maturity date	Par value^	Value
Consumer-related assets 9.6%				$21,555,836
(Cost $22,612,156)
Consumer loans 9.6%				21,555,836
ACHV ABS Trust
Series 2023-3PL, Class R (A)(F)(J)	—	08-19-30	2,637	287,808
Series 2025-1PL, Class E (A)	6.500	04-26-32	1,000,000	966,517
27	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer loans (continued)
Avant Loans Funding Trust
Series 2022-REV1, Class E (A)	12.980	09-15-31	3,000,000	$3,033,531
Series 2025-REV1, Class D (A)	8.390	05-15-34	3,000,000	2,951,153
Series 2024-REV1, Class C (A)	7.060	10-15-33	1,750,000	1,735,034
Best Egg Asset Structured Pass Through Master Trust
Series 2025-A, Class CERT (A)(F)(J)	—	01-15-35	3,003	504,170
Series 2025-C, Class CERT (A)(F)(J)	—	03-15-35	3,003	369,873
Series 2025-B, Class CERT (A)(F)(J)	—	02-15-35	3,003	643,498
Series 2025-D, Class CERT (A)(F)(J)	—	04-15-35	3,003	628,819
Credit Suisse ABS Repackaging Trust
Series 2013-A, Class R1 (A)(F)(J)	—	04-25-43	5,000	1,975,143
Freedom Financial ABS Trust
Series 2022-3FP, Class CERT (A)(J)	—	08-20-29	23,900	2,407,961
Mosaic Solar Loan Trust
Series 2018-2GS, Class R IO (A)(J)	—	02-22-44	19,131,000	3,004,562
Santander Drive Auto Receivables Trust

Series 2023-S1, Class CERT (A)(F)(J)	—	04-18-28	11,500	3,047,767
Consumer loans 3.0%				$6,657,410
(Cost $6,863,339)
JH Consumer Loan Trust (E)(F) 3.0%				6,657,410
Achieve, Loan ID - C18648251	20.990	12-14-26	15,723	15,411
Achieve, Loan ID - C22902472	16.740	12-10-26	21,930	21,493
Achieve, Loan ID - C23253984	14.990	01-15-26	10,289	10,084
Achieve, Loan ID - C23300084	16.490	01-25-27	11,223	11,000
Achieve, Loan ID - C23301086	21.740	02-13-28	17,405	17,058
Achieve, Loan ID - C23500788	8.490	01-15-28	8,238	8,074
Achieve, Loan ID - C23511393	25.490	01-20-26	1,813	1,777
Achieve, Loan ID - C23885575	13.740	01-24-27	12,767	12,513
Achieve, Loan ID - C23902626	23.990	01-23-28	17,711	17,358
Achieve, Loan ID - C23957226	22.240	12-11-25	13,931	13,654
Achieve, Loan ID - C23964782	26.990	12-10-27	31,592	30,964
Achieve, Loan ID - C23966505	26.990	02-25-28	15,904	15,588
Achieve, Loan ID - C23985013	26.990	02-28-28	8,459	8,291
Achieve, Loan ID - C23988868	21.740	12-10-27	15,603	15,292
Achieve, Loan ID - C23992646	26.990	01-15-28	8,558	8,388
Achieve, Loan ID - C23992707	21.990	12-04-27	33,440	32,774
Achieve, Loan ID - C23993537	22.990	12-16-26	21,224	20,802
Achieve, Loan ID - C24002565	26.990	12-10-27	7,419	7,271
Achieve, Loan ID - C24003540	23.990	01-25-26	5,404	5,296
Achieve, Loan ID - C24016122	24.490	01-23-26	7,697	7,544
Achieve, Loan ID - C24095448	26.990	02-25-28	15,101	14,801
Achieve, Loan ID - C24100561	26.740	12-14-27	11,085	10,865
Achieve, Loan ID - C24111885	25.990	02-25-28	12,110	11,869
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	28

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Achieve, Loan ID - C24117426	25.490	01-26-26	8,728	$8,554
Achieve, Loan ID - C24118254	16.240	01-25-28	32,738	32,087
Achieve, Loan ID - C24119783	26.740	01-20-28	12,773	12,519
Achieve, Loan ID - C24160824	21.490	01-26-28	10,334	10,129
Achieve, Loan ID - C24166360	26.990	02-27-28	6,471	6,342
Achieve, Loan ID - C24173305	21.490	01-15-27	5,810	5,694
Achieve, Loan ID - C24178392	14.240	01-26-28	18,002	17,644
Achieve, Loan ID - C24219111	13.740	12-14-26	25,522	25,014
Achieve, Loan ID - C24223658	8.740	12-14-25	10,979	10,760
Achieve, Loan ID - C24228404	19.740	01-27-27	17,105	16,764
Achieve, Loan ID - C24234040	15.490	01-27-28	13,662	13,391
Achieve, Loan ID - C24250851	9.240	01-20-26	7,082	6,941
Achieve, Loan ID - C24253181	24.990	12-15-25	893	876
Achieve, Loan ID - C24253285	15.490	01-27-27	23,401	22,936
Achieve, Loan ID - C24281913	26.990	02-29-28	28,095	27,536
Achieve, Loan ID - C24284884	26.240	01-20-28	10,606	10,395
Achieve, Loan ID - C24305742	25.240	12-16-26	16,072	15,752
Achieve, Loan ID - C24322154	25.490	12-16-25	3,346	3,279
Achieve, Loan ID - C24328234	24.240	01-29-28	28,842	28,268
Achieve, Loan ID - C24332351	26.490	01-29-27	37,816	37,064
Achieve, Loan ID - C24337568	17.990	01-30-26	5,303	5,197
Achieve, Loan ID - C24361791	25.740	02-29-28	28,652	28,082
Achieve, Loan ID - C24702290	25.490	12-24-27	6,273	6,148
Achieve, Loan ID - C24708215	17.740	02-03-27	11,705	11,472
Achieve, Loan ID - C24737748 (H)	16.240	12-28-26	15,427	15,120
Achieve, Loan ID - C24770901	18.990	12-25-26	13,483	13,215
Achieve, Loan ID - C24783767	26.990	03-09-28	9,589	9,398
Achieve, Loan ID - C24785164	20.740	12-25-27	12,007	11,768
Achieve, Loan ID - C24786979 (H)	26.990	03-09-28	24,769	24,277
Achieve, Loan ID - C24808124	23.490	02-13-28	17,241	16,898
Achieve, Loan ID - C24808507	18.990	02-02-26	10,482	10,273
Achieve, Loan ID - C24814257	26.990	03-10-28	2,962	2,903
Achieve, Loan ID - C24838632	26.990	03-11-28	13,761	13,487
Achieve, Loan ID - C24842245	9.240	12-26-27	7,822	7,666
Achieve, Loan ID - C24891649	23.490	02-01-27	30,609	29,999
Achieve, Loan ID - C24929161	25.740	03-12-28	14,728	14,435
Achieve, Loan ID - C24931645	21.240	12-30-27	4,880	4,783
Achieve, Loan ID - C24941009	20.240	02-13-27	7,488	7,339
Achieve, Loan ID - C24941466	26.490	12-30-26	3,164	3,101
Achieve, Loan ID - C31322342	26.990	06-14-28	9,192	9,009
Achieve, Loan ID - C31323216	5.990	04-30-25	1,134	1,111
Achieve, Loan ID - C31335950	5.990	06-27-25	1,083	1,061
Achieve, Loan ID - C31336469	18.990	06-19-27	15,175	14,873
Achieve, Loan ID - C31339468	15.740	05-01-27	9,684	9,492
29	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Achieve, Loan ID - C31346016 (H)	18.740	06-28-27	11,467	$11,238
Achieve, Loan ID - C31355554	24.740	06-16-28	8,499	8,330
Achieve, Loan ID - C31358659	20.740	06-12-28	7,859	7,702
Achieve, Loan ID - C31359319	21.740	06-12-28	7,909	7,752
Achieve, Loan ID - C31361837	16.240	06-21-27	14,352	14,067
Achieve, Loan ID - C31363408	26.990	06-15-28	24,787	24,294
Achieve, Loan ID - C31368567	16.990	06-20-28	36,494	35,768
Achieve, Loan ID - C31369376	19.240	06-13-28	4,696	4,602
Achieve, Loan ID - C31370479	16.490	06-22-26	20,364	19,959
Achieve, Loan ID - C31371254	21.740	06-16-28	11,254	11,030
Achieve, Loan ID - C31375823	24.240	06-18-27	11,885	11,649
Achieve, Loan ID - C31376581	18.990	06-23-28	9,112	8,931
Achieve, Loan ID - C31384566	26.990	07-26-28	19,292	18,908
Achieve, Loan ID - C31386911	21.990	06-16-28	27,854	27,299
Achieve, Loan ID - C31388466	20.490	06-13-28	11,135	10,913
Achieve, Loan ID - C31388907	20.740	06-16-27	24,062	23,583
Achieve, Loan ID - C31389230	26.990	06-16-28	3,161	3,098
Achieve, Loan ID - C31389516	20.740	06-13-28	22,920	22,464
Achieve, Loan ID - C31389544	18.240	06-15-26	23,179	22,718
Achieve, Loan ID - C31390638	19.990	06-16-28	29,691	29,100
Achieve, Loan ID - C31390921	22.490	06-13-27	3,238	3,173
Achieve, Loan ID - C31391521	26.990	06-14-28	7,060	6,919
Achieve, Loan ID - C31391565	21.990	06-21-28	16,795	16,460
Achieve, Loan ID - C31392604	26.990	06-13-28	7,723	7,569
Achieve, Loan ID - C31393020	26.990	07-27-28	5,488	5,379
Achieve, Loan ID - C31393496	22.740	05-09-27	2,621	2,569
Achieve, Loan ID - C31394502	5.990	05-10-25	963	944
Achieve, Loan ID - C31394748	23.990	06-29-27	7,825	7,669
Achieve, Loan ID - C31395045	22.990	05-01-28	9,784	9,589
Achieve, Loan ID - C31395596	18.740	06-29-25	3,876	3,799
Achieve, Loan ID - C31395796	24.240	07-30-28	13,277	13,013
Achieve, Loan ID - C31396148	21.740	06-30-28	17,395	17,048
Achieve, Loan ID - C31396302	26.990	07-26-28	9,136	8,954
Achieve, Loan ID - C31396322	25.240	07-27-28	10,188	9,985
Achieve, Loan ID - C31396534	26.990	07-29-28	11,828	11,592
Achieve, Loan ID - C31397404	20.740	06-24-26	11,290	11,066
Achieve, Loan ID - C31399171	22.990	06-29-28	24,420	23,935
Achieve, Loan ID - C31402076	24.240	06-27-26	14,937	14,640
Achieve, Loan ID - C31403150	5.990	06-13-25	3,221	3,157
Achieve, Loan ID - C31404074	14.740	06-25-27	9,818	9,623
Achieve, Loan ID - C31405619	23.740	06-16-28	7,606	7,454
Achieve, Loan ID - C31407785	19.990	06-25-26	8,841	8,665
Achieve, Loan ID - C31413266	19.740	06-14-26	3,486	3,416
Achieve, Loan ID - C31416188	26.990	06-20-28	16,097	15,777
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	30

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Achieve, Loan ID - C31421074	22.740	06-23-27	14,264	$13,980
Achieve, Loan ID - C31424651	26.990	06-14-28	7,734	7,580
Achieve, Loan ID - C31433338	16.490	06-16-26	20,566	20,157
Achieve, Loan ID - C31439606	18.990	06-16-27	14,184	13,902
Achieve, Loan ID - C31440568	19.990	06-15-28	13,809	13,534
Achieve, Loan ID - C31446756	18.990	06-29-27	9,654	9,462
Achieve, Loan ID - C31454028	22.990	06-29-28	26,641	26,111
Achieve, Loan ID - C32811890	18.740	11-21-27	31,806	31,173
Achieve, Loan ID - C34505079	18.990	11-20-28	16,197	15,875
Achieve, Loan ID - C34505570	17.240	11-17-26	7,170	7,027
Achieve, Loan ID - C34651006	25.240	10-06-27	7,621	7,469
Achieve, Loan ID - C34722397	13.990	11-20-27	9,606	9,414
Achieve, Loan ID - C34739349	25.990	12-19-28	5,613	5,502
Achieve, Loan ID - C34763286	14.490	11-20-26	12,605	12,354
Achieve, Loan ID - C34778675	19.990	10-06-27	14,864	14,568
Achieve, Loan ID - C34779142	19.740	11-08-25	4,003	3,923
Achieve, Loan ID - C34779309	21.240	11-21-27	11,426	11,198
Achieve, Loan ID - C34779394	5.990	11-10-25	3,068	3,007
Achieve, Loan ID - C34780174	21.990	11-19-25	3,333	3,266
Achieve, Loan ID - C34780323	5.990	10-01-25	3,037	2,977
Achieve, Loan ID - C34822398	21.240	11-17-27	11,218	10,995
Achieve, Loan ID - C34859657	25.990	11-18-28	19,750	19,357
Achieve, Loan ID - C34868243	24.490	12-20-28	19,436	19,049
Achieve, Loan ID - C34873664	25.990	12-20-28	16,789	16,455
Achieve, Loan ID - C34895842	14.240	10-06-26	8,281	8,116
Achieve, Loan ID - C34902889 (H)	25.990	12-20-28	18,967	18,590
Achieve, Loan ID - C34903520	25.990	11-07-28	13,850	13,575
Achieve, Loan ID - C34903753	13.990	11-10-28	31,336	30,712
Achieve, Loan ID - C34905741	25.990	12-19-28	13,621	13,350
Achieve, Loan ID - C34910473	24.240	11-20-26	18,764	18,391
Achieve, Loan ID - C34917068	20.240	11-15-27	30,964	30,348
Achieve, Loan ID - C34917496	5.990	11-21-25	2,502	2,452
Achieve, Loan ID - C34918363	5.990	11-15-25	1,811	1,775
Achieve, Loan ID - C34921910	5.990	11-07-25	3,037	2,976
Achieve, Loan ID - C34924262	24.490	11-10-27	12,096	11,855
Achieve, Loan ID - C34925650	21.240	11-21-28	16,448	16,120
Arivo, Loan ID - C1378970	18.980	05-22-29	32,968	33,080
Arivo, Loan ID - C1380541	21.950	05-22-29	37,322	37,449
Arivo, Loan ID - C1381078	21.260	05-27-29	21,789	21,863
Arivo, Loan ID - C1381533	18.000	05-13-29	19,238	19,303
Arivo, Loan ID - C1381923	20.150	05-23-29	19,279	19,344
Arivo, Loan ID - C1382501	20.570	04-30-29	16,387	16,443
Arivo, Loan ID - C1383648	22.830	11-12-27	19,670	19,737
Arivo, Loan ID - C1384317	20.550	05-18-29	23,019	23,097
31	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1384388	22.310	06-01-29	24,904	$24,989
Arivo, Loan ID - C1384529	22.200	05-30-29	23,965	24,047
Arivo, Loan ID - C1384700	22.000	05-18-29	34,424	34,541
Arivo, Loan ID - C1385054	16.820	05-18-29	24,418	24,501
Arivo, Loan ID - C1385469	22.990	11-19-28	13,223	13,268
Arivo, Loan ID - C1385521	20.000	11-19-27	30,733	30,838
Arivo, Loan ID - C1385526	20.570	05-30-29	21,806	21,880
Arivo, Loan ID - C1385540	13.340	05-19-29	32,256	32,366
Arivo, Loan ID - C1385548	14.700	05-04-29	33,053	33,165
Arivo, Loan ID - C1385661	20.000	05-21-29	35,134	35,253
Arivo, Loan ID - C1385838	17.850	05-29-29	24,287	24,369
Arivo, Loan ID - C1386089	20.200	05-22-29	16,846	16,904
Arivo, Loan ID - C1386584	20.000	05-21-29	17,656	17,716
Arivo, Loan ID - C1386680	17.000	05-21-29	1,079	1,082
Arivo, Loan ID - C1386731	13.450	05-23-29	25,329	25,415
Arivo, Loan ID - C1387131	18.000	05-21-29	18,816	18,880
Arivo, Loan ID - C1387295	18.890	05-22-29	25,261	25,347
Arivo, Loan ID - C1387393	16.860	05-25-29	29,799	29,900
Arivo, Loan ID - C1387501	18.900	05-22-29	11,344	11,382
Arivo, Loan ID - C1387732	20.660	05-23-29	21,924	21,999
Arivo, Loan ID - C1387765	22.560	05-23-29	21,438	21,511
Arivo, Loan ID - C1387802	18.000	05-22-29	17,429	17,488
Arivo, Loan ID - C1387840	20.110	05-22-29	21,692	21,765
Arivo, Loan ID - C1387867	20.000	05-25-29	24,319	24,401
Arivo, Loan ID - C1388209	16.370	05-23-29	10,896	10,933
Arivo, Loan ID - C1388265	20.410	05-23-29	18,819	18,883
Arivo, Loan ID - C1388326	18.000	05-23-29	36,390	36,513
Arivo, Loan ID - C1388383	18.000	05-23-29	18,242	18,304
Arivo, Loan ID - C1388406	16.500	05-23-29	8,701	8,731
Arivo, Loan ID - C1388509	21.260	05-25-29	25,731	25,818
Arivo, Loan ID - C1388512	18.000	05-23-29	22,692	22,769
Arivo, Loan ID - C1388696	19.230	05-12-29	23,664	23,744
Arivo, Loan ID - C1388855	22.900	05-15-29	22,028	22,103
Arivo, Loan ID - C1388993	18.210	05-23-29	27,463	27,556
Arivo, Loan ID - C1389039	18.710	05-09-29	30,644	30,748
Arivo, Loan ID - C1389201	14.610	05-14-29	32,157	32,267
Arivo, Loan ID - C1389213	18.000	05-31-29	35	35
Arivo, Loan ID - C1389271	21.880	06-01-29	19,329	19,395
Arivo, Loan ID - C1389338	20.350	05-25-29	29,188	29,287
Arivo, Loan ID - C1389412	18.350	05-26-29	44,887	45,040
Arivo, Loan ID - C1389425	16.390	06-01-29	23,692	23,773
Arivo, Loan ID - C1389461	19.760	05-29-29	3,339	3,351
Arivo, Loan ID - C1389469	20.000	05-25-29	22,589	22,666
Arivo, Loan ID - C1389502	19.740	05-28-29	25,129	25,215
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	32

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1389530	20.130	05-26-29	20,178	$20,246
Arivo, Loan ID - C1389587	13.740	05-25-29	31,977	32,086
Arivo, Loan ID - C1389712	22.080	05-25-29	43,214	43,361
Arivo, Loan ID - C1389869	17.250	11-25-27	10,234	10,269
Arivo, Loan ID - C1389972	15.580	05-26-29	8,227	8,255
Arivo, Loan ID - C1390027	17.150	05-23-29	24,485	24,569
Arivo, Loan ID - C1390140	21.880	05-26-29	15,070	15,121
Arivo, Loan ID - C1390165	20.080	05-26-29	21,361	21,434
Arivo, Loan ID - C1390258	20.500	05-11-29	17,203	17,262
Arivo, Loan ID - C1390345	20.000	11-26-27	20,165	20,234
Arivo, Loan ID - C1390443	17.030	05-26-29	35,186	35,306
Arivo, Loan ID - C1390475	20.890	05-26-29	19,944	20,012
Arivo, Loan ID - C1390501	15.920	05-26-29	34,567	34,684
Arivo, Loan ID - C1390516	18.000	05-26-29	38,593	38,724
Arivo, Loan ID - C1390616	20.000	05-26-29	31,569	31,676
Arivo, Loan ID - C1390630	15.360	05-26-29	19,126	19,192
Arivo, Loan ID - C1390640	20.000	05-25-29	25,151	25,237
Arivo, Loan ID - C1390700	20.000	05-27-29	22,058	22,133
Arivo, Loan ID - C1390709	18.000	05-27-29	23,773	23,854
Arivo, Loan ID - C1390735	18.060	05-13-29	30,793	30,897
Arivo, Loan ID - C1390766	17.830	05-27-29	18,639	18,702
Arivo, Loan ID - C1390785	21.580	05-29-29	16,616	16,672
Arivo, Loan ID - C1390807	22.540	05-27-29	19,325	19,390
Arivo, Loan ID - C1390907	17.010	05-27-29	21,080	21,152
Arivo, Loan ID - C1391006	18.430	05-27-29	21,319	21,391
Arivo, Loan ID - C1391008	21.850	05-27-29	21,433	21,505
Arivo, Loan ID - C1391067	17.910	05-27-29	24,373	24,456
Arivo, Loan ID - C1391070	16.640	05-27-29	24,980	25,065
Arivo, Loan ID - C1391235	17.930	05-30-29	20,146	20,215
Arivo, Loan ID - C1391262	16.960	05-27-29	16,536	16,592
Arivo, Loan ID - C1391263	18.000	05-27-29	28,654	28,751
Arivo, Loan ID - C1391280	20.260	05-27-29	21,404	21,477
Arivo, Loan ID - C1391342	14.930	05-28-29	16,923	16,981
Arivo, Loan ID - C1391427	19.880	05-28-29	19,697	19,764
Arivo, Loan ID - C1391483	16.470	05-28-29	38,420	38,550
Arivo, Loan ID - C1391610	20.570	05-13-29	21,343	21,416
Arivo, Loan ID - C1391647	20.570	05-29-29	13,702	13,748
Arivo, Loan ID - C1391652	19.570	05-25-29	15,608	15,661
Arivo, Loan ID - C1391694	20.000	05-28-29	38,357	38,488
Arivo, Loan ID - C1391736	16.550	05-29-29	45,527	45,546
Arivo, Loan ID - C1391813	18.000	06-02-29	26,930	27,022
Arivo, Loan ID - C1391838	22.660	05-28-29	25,688	25,776
Arivo, Loan ID - C1392009	16.290	11-13-27	7,624	7,650
Arivo, Loan ID - C1392016	20.470	05-30-29	25,640	25,727
33	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1392078	18.000	05-28-29	3,728	$3,741
Arivo, Loan ID - C1392104	18.000	05-28-29	22,545	22,621
Arivo, Loan ID - C1392195	17.980	05-29-29	30,523	30,627
Arivo, Loan ID - C1392202	16.430	05-29-29	40,592	40,730
Arivo, Loan ID - C1392258	18.000	05-29-29	17,864	17,925
Arivo, Loan ID - C1392320	17.980	05-14-29	31,420	31,527
Arivo, Loan ID - C1392322	20.610	11-14-27	14,453	14,502
Arivo, Loan ID - C1392327	18.000	05-14-29	25,609	25,696
Arivo, Loan ID - C1392364	22.070	05-29-29	22,712	22,789
Arivo, Loan ID - C1392401	21.440	05-29-29	20,765	20,836
Arivo, Loan ID - C1392420	14.430	11-29-27	20,041	20,109
Arivo, Loan ID - C1392421	20.000	05-28-29	24,295	24,378
Arivo, Loan ID - C1392514	20.000	05-29-29	20,605	20,675
Arivo, Loan ID - C1392527	14.780	05-29-29	39,887	40,022
Arivo, Loan ID - C1392568	14.740	05-29-29	19,559	19,626
Arivo, Loan ID - C1392580	14.420	05-30-29	25,087	25,172
Arivo, Loan ID - C1392651	20.270	06-02-29	23,035	23,113
Arivo, Loan ID - C1392768	18.000	05-15-29	19,258	19,324
Arivo, Loan ID - C1392780	24.050	05-29-29	19,605	19,672
Arivo, Loan ID - C1392838	18.000	05-14-29	22,982	23,061
Arivo, Loan ID - C1392840	18.140	05-29-29	22,765	22,842
Arivo, Loan ID - C1392844	17.970	05-29-29	21,434	21,507
Arivo, Loan ID - C1392924	22.500	06-04-29	25,482	25,568
Arivo, Loan ID - C1392970	20.000	05-15-29	14,938	14,989
Arivo, Loan ID - C1392982	20.060	05-25-29	28,914	29,013
Arivo, Loan ID - C1393035	12.830	05-30-29	41,827	41,969
Arivo, Loan ID - C1393075	15.310	05-15-29	23,144	23,223
Arivo, Loan ID - C1393081	14.660	05-30-29	18,044	18,105
Arivo, Loan ID - C1393111	17.560	05-29-29	27,531	27,624
Arivo, Loan ID - C1393122	18.260	05-30-29	17,533	17,592
Arivo, Loan ID - C1393159	21.090	11-25-27	16,349	16,404
Arivo, Loan ID - C1393204	20.560	05-30-29	18,439	18,502
Arivo, Loan ID - C1393263	19.710	05-30-29	20,867	20,938
Arivo, Loan ID - C1393343	19.960	05-26-29	8,252	8,280
Arivo, Loan ID - C1393348	20.300	05-30-29	11,402	11,441
Arivo, Loan ID - C1393370	18.000	05-15-29	8,735	8,765
Arivo, Loan ID - C1393464	19.580	05-30-29	22,424	22,500
Arivo, Loan ID - C1393472	20.000	05-30-29	36,084	36,207
Arivo, Loan ID - C1393511	18.000	05-30-29	21,195	21,267
Arivo, Loan ID - C1393576	21.540	05-30-29	26,109	26,198
Arivo, Loan ID - C1393593	14.460	06-01-29	23,652	23,733
Arivo, Loan ID - C1393720	14.520	05-30-29	21,039	21,111
Arivo, Loan ID - C1393734	16.870	05-25-29	36,129	36,252
Arivo, Loan ID - C1393753 (H)	19.860	11-15-27	16,940	16,997
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	34

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1393907	13.250	05-30-29	25,050	$25,136
Arivo, Loan ID - C1393979	21.130	05-16-29	43,679	43,828
Arivo, Loan ID - C1394001	21.320	05-30-29	38,430	38,560
Arivo, Loan ID - C1394007	21.300	05-30-29	16,216	16,271
Arivo, Loan ID - C1394076	18.670	06-01-29	23,948	24,030
Arivo, Loan ID - C1394218	17.260	05-17-29	18,139	18,201
Arivo, Loan ID - C1394326	13.540	06-01-29	38,687	38,818
Arivo, Loan ID - C1394447	15.570	06-01-29	24,367	24,450
Arivo, Loan ID - C1394484	20.000	06-01-29	14,873	14,923
Arivo, Loan ID - C1394590	14.710	05-17-29	17,345	17,404
Arivo, Loan ID - C1394614	16.820	06-01-29	27,931	28,026
Arivo, Loan ID - C1394691	15.960	06-01-29	27,852	27,947
Arivo, Loan ID - C1394693	18.040	06-01-29	26,260	26,350
Arivo, Loan ID - C1394761	18.000	06-01-29	23,103	23,181
Arivo, Loan ID - C1394905	21.820	06-04-29	37,056	37,182
Arivo, Loan ID - C1394975	16.750	05-26-29	20,167	20,235
Arivo, Loan ID - C1395036	18.600	05-18-29	27,629	27,723
Arivo, Loan ID - C1395055	18.950	06-02-29	32,802	32,914
Arivo, Loan ID - C1395098	14.860	06-02-29	39,574	39,709
Arivo, Loan ID - C1395177	14.990	06-02-29	26,920	27,012
Arivo, Loan ID - C1395182	17.670	06-02-29	13,557	13,603
Arivo, Loan ID - C1395239	17.130	05-30-29	26,642	26,732
Arivo, Loan ID - C1395328	20.000	05-18-29	26,270	26,359
Arivo, Loan ID - C1395338	19.730	06-03-29	26,108	26,197
Arivo, Loan ID - C1395472	17.210	06-02-29	30,616	30,720
Arivo, Loan ID - C1395484	19.030	05-18-29	20,401	20,471
Arivo, Loan ID - C1395714	18.000	06-02-29	19,743	19,810
Arivo, Loan ID - C1395914	16.090	06-03-29	19,699	19,766
Arivo, Loan ID - C1395983	16.840	06-03-29	21,123	21,195
Arivo, Loan ID - C1396446	20.570	06-04-29	22,357	22,433
Arivo, Loan ID - C1397113	19.680	06-04-29	28,020	28,115
Arivo, Loan ID - C1397185	20.570	06-04-29	16,669	16,726
Arivo, Loan ID - C1397666	21.960	06-05-29	21,273	21,345
Arivo, Loan ID - C1480324	18.000	09-02-29	29,456	29,556
Arivo, Loan ID - C1483188	14.640	09-07-29	37,453	37,580
Arivo, Loan ID - C1483586	24.370	09-07-29	28,252	28,348
Arivo, Loan ID - C1485900	19.770	09-10-29	21,310	21,383
Arivo, Loan ID - C1486798	21.980	09-12-29	18,073	18,135
Arivo, Loan ID - C1486827	20.110	03-12-28	11,112	11,150
Arivo, Loan ID - C1487273	20.000	09-12-29	29,340	29,439
Arivo, Loan ID - C1488090	20.000	09-15-29	19,953	20,021
Arivo, Loan ID - C1488149	17.370	09-17-29	40,094	40,231
Arivo, Loan ID - C1488220	21.000	09-14-29	13,989	14,037
Arivo, Loan ID - C1488570	12.980	09-14-29	5,496	5,514
35	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1488990	18.000	09-15-29	30,784	$30,888
Arivo, Loan ID - C1489048	17.770	08-30-29	26,072	26,161
Arivo, Loan ID - C1489582	16.430	09-16-29	17,721	17,781
Arivo, Loan ID - C1490051	20.000	09-17-29	28,031	28,126
Arivo, Loan ID - C1490515	19.680	09-04-29	25,550	25,637
Arivo, Loan ID - C1491219	17.650	09-04-29	34,703	34,821
Arivo, Loan ID - C1491340	15.510	09-04-29	24,589	24,672
Arivo, Loan ID - C1491409	17.650	09-20-29	25,609	25,696
Arivo, Loan ID - C1491789	22.620	03-20-28	18,123	18,184
Arivo, Loan ID - C1492310	20.890	09-21-29	27,775	27,869
Arivo, Loan ID - C1492454	19.010	09-07-29	22,485	22,561
Arivo, Loan ID - C1492664	18.000	09-06-29	18,659	18,723
Arivo, Loan ID - C1492950	22.610	09-22-29	22,850	22,927
Arivo, Loan ID - C1493370	19.430	09-22-29	28,262	28,359
Arivo, Loan ID - C1493394	24.340	09-22-29	22,605	22,681

Arivo, Loan ID - C1493661	21.050	09-23-29	33,952	34,068
Corporate asset-based credit 2.3%				$5,143,500
(Cost $5,000,000)
Materials 2.3%				5,143,500
CG Finance A LP

Series 2023-1, Class A (F)	11.500	06-28-28	5,000,000	5,143,500
Credit-linked notes 8.2%				$18,276,052
(Cost $18,299,821)
Consumer loans 2.8%				6,183,798
Huntington Bank Auto Credit-Linked Note
Series 2024-1, Class E (30 day Average SOFR + 8.250%) (A)(C)	12.600	05-20-32	804,894	807,914
Series 2024-2, Class E (30 day Average SOFR + 7.500%) (A)(C)	11.850	10-20-32	1,448,621	1,454,924
Santander Bank Auto Credit-Linked Note
Series 2023-A, Class G (A)	24.695	06-15-33	2,698,510	3,290,561
U.S. Bank NA Auto Credit-Linked Note
Series 2023-1, Class D (A)	13.597	08-25-32	619,268	630,399
Corporate asset backed securities 5.4%				12,092,254
Deutsche Bank AG Credit-Linked Note
Series 2024-1A, Class CLN (3 month CME Term SOFR + 9.250%) (A)(C)(F)	13.590	11-21-33	5,000,000	5,001,000
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	36

	Rate (%)	Maturity date	Par value^	Value
Corporate asset backed securities (continued)
MAM SRT Holder II, Ltd.
(1 month CME Term SOFR + 6.500%) (A)(C)(F)	10.822	08-06-32	5,223,080	$5,218,901
U.S. Bank NA Credit-Linked Note
2025-SUP1, Class R (30 day Average SOFR + 7.500%) (A)(C)(F)	11.819	02-25-32	1,872,353	1,872,353

	Contracts/Notional amount	Value
Purchased options 0.0%		$19,894
(Cost $12,820)
Calls 0.0%		19,894
Exchange-traded Option on 5-Year U.S. Treasury Note Futures (Expiration Date: 6-20-25; Strike Price: $110.50; Notional Amount: 17,000) (H)	17	6,906
Exchange-traded Option on 5-Year U.S. Treasury Note Futures (Expiration Date: 8-22-25; Strike Price: $111.50; Notional Amount: 25,000) (H)	25	12,988

	Yield (%)	Shares	Value
Short-term investments 6.3%			$14,139,909
(Cost $14,139,909)
Short-term funds 6.3%			14,139,909
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.2762(O)	12,478,785	12,478,785
U.S. Bank Money Market Deposit Account	3.4350(O)	348,314	348,314
Wilmington U.S. Government Money Market Fund, Institutional Class	4.1000(O)	1,312,810	1,312,810

Total investments (Cost $258,904,926) 116.1%	$260,074,059
Other assets and liabilities, net (16.1%)	(36,052,684)
Total net assets 100.0%	$224,021,375

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro

Security Abbreviations and Legend
CME	CME Group Published Rates
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
37	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $128,884,268 or 57.5% of the fund’s net assets as of 4-30-25.
(B)	All or a portion of this security is segregated as collateral for reverse repurchase agreements.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	Loans are privately issued. Loan originator and/or seller is reflected.
(F)	Securities are valued using significant unobservable inputs and are classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(G)	Non-income producing - borrower is in default.
(H)	Non-income producing security.
(I)	The underlying loans have matured but are still in the repayment process.
(J)	Notes do not bear interest and represent the ownership of the residual interest in the issuing entity. Distributions are made only after all classes senior in priority have received all amounts due.
(K)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(L)	There is no stated interest rate. The fund holds 100% of the economic interests in the investment.
(M)	The fund holds an affiliate interest in this investment.
(N)	The fund holds 100% of the economic interests in the investment.
(O)	The rate shown is the annualized seven-day yield as of 4-30-25.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	38

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	10	Short	Jun 2025	$(2,070,468)	$(2,081,484)	$(11,016)
3-Year U.S. Treasury Note Futures	44	Short	Jun 2025	(9,354,178)	(9,363,406)	(9,228)
						$(20,244)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	1,172,553	USD	1,243,369	SSB	11/28/2025	$102,025	—
USD	161,387	EUR	151,141	SSB	7/15/2025	—	$(10,661)
USD	157,495	EUR	146,734	SSB	10/15/2025	—	(10,465)
USD	1,261,801	EUR	1,172,553	SSB	11/28/2025	—	(83,592)
USD	1,138,059	EUR	1,070,006	SSB	1/21/2026	—	(93,328)
						$102,025	$(198,046)

Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
At 4-30-25, the aggregate cost of investments for federal income tax purposes was $258,904,926. Net unrealized appreciation aggregated to $1,052,868, of which $4,921,749 related to gross unrealized appreciation and $3,868,881 related to gross unrealized depreciation.
See Notes to consolidated financial statements regarding investment transactions and other derivatives information.
39	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Consolidated financial statements
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES 4-30-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $218,568,762)	$215,702,979
Affiliated investments, at value (Cost $40,336,164)	44,371,080
Total investments, at value (Cost $258,904,926)	260,074,059
Unrealized appreciation on forward foreign currency contracts	102,025
Receivable for futures variation margin	350,122
Foreign currency, at value (Cost $62,375)	62,206
Collateral held at broker for futures contracts	74,385
Receivable for escrow and corporate advances, at value (Cost $570,094)	570,094
Collateral at prime broker	1,125,624
Dividends and interest receivable	1,635,745
Other assets	127,415
Total assets	264,121,675
Liabilities
Payable for open reverse repurchase agreements	37,865,556
Unrealized depreciation on forward foreign currency contracts	198,046
Deferred tax liability	318,781
Payable to affiliates
Investment management fees	207,693
Incentive fees	466,841
Accounting and legal services fees	4,392
Distribution and service fees	98
Trustees’ fees	142
Other liabilities and accrued expenses	1,038,751
Total liabilities	40,100,300
Net assets	$224,021,375
Net assets consist of
Paid-in capital	$219,800,622
Total distributable earnings (loss)	4,220,753
Net assets	$224,021,375

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class I ($223,666,665 ÷ 10,913,220 shares)	$20.50
Class D ($302,644 ÷ 14,740 shares)	$20.53
Class S ($52,066 ÷ 2,525 shares)	$20.62
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK Marathon Asset-Based Lending Fund	40

CONSOLIDATED STATEMENT OF OPERATIONS For the six months ended 4-30-25 (unaudited)

Investment income
Interest	$9,994,382
Dividends from affiliated investments	583,932
Dividends	260,180
Total investment income	10,838,494
Expenses
Investment management fees	1,649,985
Incentive fees	863,952
Distribution and service fees	455
Interest expense	959,231
Accounting and legal services fees	16,410
Transfer agent fees	84,231
Trustees’ fees	33,204
Custodian fees	99,609
Investment servicing fees	686,406
State registration fees	33,681
Printing and postage	21,991
Professional fees	510,156
Pricing services fees	325,000
Tax expense	800
Other	128,665
Total expenses	5,413,776
Less expense reductions	(656,325)
Net expenses	4,757,451
Net investment income	6,081,043
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	2,416,638
Futures contracts	90,585
Forward foreign currency contracts	(2,993)
2,504,230
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments, foreign currency transactions and receivables	(2,417,365)
Affiliated investments	2,094,991
Deferred taxes	(101,759)
Futures contracts	(158,892)
Forward foreign currency contracts	(96,021)
(679,046)
Net realized and unrealized gain	1,825,184
Increase in net assets from operations	$7,906,227
41	JOHN HANCOCK Marathon Asset-Based Lending Fund |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-25 (unaudited)	Year ended 10-31-24
Increase (decrease) in net assets
From operations
Net investment income	$6,081,043	$10,324,076
Net realized gain (loss)	2,504,230	(91,438)
Change in net unrealized appreciation (depreciation)	(679,046)	2,216,793
Increase in net assets resulting from operations	7,906,227	12,449,431
Distributions to shareholders
From earnings
Class I	(5,881,897)	(10,585,056)
Class D	(4,687)	(4,910)
Class S	(1,298)	(2,977)
Total distributions	(5,887,882)	(10,592,943)
From fund share transactions	46,161,326	60,462,679
Total increase	48,179,671	62,319,167
Net assets
Beginning of period	175,841,704	113,522,537
End of period	$224,021,375	$175,841,704
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK Marathon Asset-Based Lending Fund	42

CONSOLIDATED STATEMENT OF CASH FLOWS For the six months ended 4-30-25 (unaudited)

Cash flows from operating activities
Net increase in net assets from operations	$7,906,227
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Long-term investments purchased	(110,494,480)
Long-term investments sold	76,629,493
Net purchases and sales of short-term investments	(8,587,040)
Net amortization of premium (discount)	(288,542)
(Increase) Decrease in assets:
Receivable for futures variation margin	68,562
Unrealized appreciation on forward foreign currency contracts	(102,025)
Collateral held at broker for futures contracts	208
Receivable for escrow and corporate advances, at value	38,784
Collateral at prime broker	(608,998)
Dividends and interest receivable	(317,647)
Receivable from affiliates	366,097
Other assets	272,208
Increase (Decrease) in liabilities:
Unrealized depreciation on forward foreign currency contracts	198,046
Payable for investments purchased	(1,800,000)
Payable for delayed delivery securities purchased	(2,995,663)
Deferred tax liability	101,759
Payable to affiliates	274,119
Other liabilities and accrued expenses	(610,307)
Net change in unrealized (appreciation) depreciation on:
Investments	226,015
Net realized (gain) loss on:
Unaffiliated investments	(2,423,942)
Proceeds received as return of capital	1,037,000
Net cash used in operating activities	$(41,110,126)
Cash flows provided by (used in) financing activities
Distributions to shareholders	$(4,790,415)
Borrowings from reverse repurchase agreements	208,547,103
Repayments of reverse repurchase agreements	(208,337,052)
Fund shares sold	50,999,343
Fund shares repurchased	(5,935,484)
Net cash flows provided by financing activities	$40,483,495
Net decrease in cash	$(626,631)
Cash at beginning of period (including foreign currency)	$688,837
43	JOHN HANCOCK Marathon Asset-Based Lending Fund |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED STATEMENT OF CASH FLOWS For the six months ended  (continued)

Cash at end of period (including foreign currency)	$62,206
Supplemental disclosure of cash flow information:
Cash paid for interest	$(954,967)
Noncash financing activities not included herein consists of reinvestment of distributions	$1,097,467
Cash impact from foreign exchange fluctuations:
Net change in appreciation (depreciation) in foreign currency	$(169)
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK Marathon Asset-Based Lending Fund	44

CONSOLIDATED FINANCIAL HIGHLIGHTS

CLASS I SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22[2]
Per share operating performance
Net asset value, beginning of period	$20.28	$20.01	$19.84	$20.00
Net investment income[3]	0.61	1.30	1.15	0.09
Net realized and unrealized gain (loss) on investments	0.21	0.32	0.09	(0.25)
Total from investment operations	0.82	1.62	1.24	(0.16)
Less distributions
From net investment income	(0.60)	(1.35)	(1.07)	—
From net realized gain	—	—[4]	—	—
Total distributions	(0.60)	(1.35)	(1.07)	—
Net asset value, end of period[5]	$20.50	$20.28	$20.01	$19.84
Total return (%)[6]	3.83[7]	8.58	6.40	(0.80)[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$224	$176	$113	$99
Ratios (as a percentage of average net assets):
Expenses before reductions	5.35[8,9]	5.15[9]	4.11	3.90[10]
Expenses including reductions	4.70[8,9,11]	4.12[9,11]	2.50	1.94[10]
Net investment income	6.01[8]	6.44	5.75	1.48[8]
Portfolio turnover (%)	34	68	80	17
Total debt outstanding end of period (in millions)	$38	$38	—	—
Asset coverage per $1,000 of debt[12]	$6,916	$5,670	—	—

[1]	Six months ended 4-30-25. Unaudited.
[2]	Period from 7-11-22 (commencement of operations) to 10-31-22.
[3]	Based on average monthly shares outstanding.
[4]	Less than $0.005 per share.
[5]	The fund is a continuously offered closed-end fund, the shares of which are offered at net asset value. No secondary market for the fund’s shares exists.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Not annualized.
[8]	Annualized.
[9]	Includes incentive fees expense of 0.85% (annualized) and 0.71% for the six months ended April 30, 2025 and the year ended 10-31-24, respectively.
[10]	Annualized. Certain expenses are presented unannualized.
[11]	Expenses including reductions excluding interest expense were 3.75% (annualized) and 3.43% for the six months ended April 30, 2025 and the year ended 10-31-24, respectively.
[12]	Asset coverage equals the total net assets plus borrowings divided by the borrowings of the fund outstanding at period end. As debt outstanding changes, the level of invested assets may change accordingly. Asset coverage ratio provides a measure of leverage.
45	JOHN HANCOCK Marathon Asset-Based Lending Fund |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS D SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22[2]
Per share operating performance
Net asset value, beginning of period	$20.28	$20.02	$19.82	$20.00
Net investment income[3]	0.60	1.21	1.11	0.08
Net realized and unrealized gain (loss) on investments	0.23	0.35	0.10	(0.26)
Total from investment operations	0.83	1.56	1.21	(0.18)
Less distributions
From net investment income	(0.58)	(1.30)	(1.01)	—
From net realized gain	—	—[4]	—	—
Total distributions	(0.58)	(1.30)	(1.01)	—
Net asset value, end of period[5]	$20.53	$20.28	$20.02	$19.82
Total return (%)[6,7]	3.85[8]	8.24	6.24	(0.90)[8]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[9]	$—[9]	$—[9]	$—[9]
Ratios (as a percentage of average net assets):
Expenses before reductions	5.60[10,11]	5.40[11]	4.36	4.15[12]
Expenses including reductions	4.95[10,11,13]	4.37[11,13]	2.75	2.19[12]
Net investment income	5.76[10]	5.86	5.56	1.24[10]
Portfolio turnover (%)	34	68	80	17
Total debt outstanding end of period (in millions)	$38	$38	—	—
Asset coverage per $1,000 of debt[14]	$6,916	$5,670	—	—

[1]	Six months ended 4-30-25. Unaudited.
[2]	Period from 7-11-22 (commencement of operations) to 10-31-22.
[3]	Based on average monthly shares outstanding.
[4]	Less than $0.005 per share.
[5]	The fund is a continuously offered closed-end fund, the shares of which are offered at net asset value. No secondary market for the fund’s shares exists.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Does not reflect the effect of sales charges, if any.
[8]	Not annualized.
[9]	Less than $500,000.
[10]	Annualized.
[11]	Includes incentive fees expense of 0.85% (annualized) and 0.71% for the six months ended April 30, 2025 and the year ended 10-31-24, respectively.
[12]	Annualized. Certain expenses are presented unannualized.
[13]	Expenses including reductions excluding interest expense were 4.00% (annualized) and 3.68% for the six months ended April 30, 2025 and the year ended 10-31-24, respectively.
[14]	Asset coverage equals the total net assets plus borrowings divided by the borrowings of the fund outstanding at period end. As debt outstanding changes, the level of invested assets may change accordingly. Asset coverage ratio provides a measure of leverage.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK Marathon Asset-Based Lending Fund	46

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS S SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22[2]
Per share operating performance
Net asset value, beginning of period	$20.38	$20.01	$19.79	$20.00
Net investment income[3]	0.53	1.22	0.99	0.04
Net realized and unrealized gain (loss) on investments	0.22	0.33	0.10	(0.25)
Total from investment operations	0.75	1.55	1.09	(0.21)
Less distributions
From net investment income	(0.51)	(1.18)	(0.87)	—
From net realized gain	—	—[4]	—	—
Total distributions	(0.51)	(1.18)	(0.87)	—
Net asset value, end of period[5]	$20.62	$20.38	$20.01	$19.79
Total return (%)[6,7]	3.43[8]	8.22	5.57	(1.05)[8]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[9]	$—[9]	$—[9]	$—[9]
Ratios (as a percentage of average net assets):
Expenses before reductions	6.20[10,11]	6.00[11]	4.96	4.75[12]
Expenses including reductions	5.55[10,11,13]	4.97[11,13]	3.35	2.79[12]
Net investment income	5.16[10]	6.02	4.97	0.64[10]
Portfolio turnover (%)	34	68	80	17
Total debt outstanding end of period (in millions)	$38	$38	—	—
Asset coverage per $1,000 of debt[14]	$6,916	$5,670	—	—

[1]	Six months ended 4-30-25. Unaudited.
[2]	Period from 7-11-22 (commencement of operations) to 10-31-22.
[3]	Based on average monthly shares outstanding.
[4]	Less than $0.005 per share.
[5]	The fund is a continuously offered closed-end fund, the shares of which are offered at net asset value. No secondary market for the fund’s shares exists.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Does not reflect the effect of sales charges, if any.
[8]	Not annualized.
[9]	Less than $500,000.
[10]	Annualized.
[11]	Includes incentive fees expense of 0.85% (annualized) and 0.71% for the six months ended April 30, 2025 and the year ended 10-31-24, respectively.
[12]	Annualized. Certain expenses are presented unannualized.
[13]	Expenses including reductions excluding interest expense were 4.60% (annualized) and 4.28% for the six months ended April 30, 2025 and the year ended 10-31-24, respectively.
[14]	Asset coverage equals the total net assets plus borrowings divided by the borrowings of the fund outstanding at period end. As debt outstanding changes, the level of invested assets may change accordingly. Asset coverage ratio provides a measure of leverage.
47	JOHN HANCOCK Marathon Asset-Based Lending Fund |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Notes to consolidated financial statements (unaudited)
Note 1—Organization
John Hancock Marathon Asset-Based Lending Fund (formerly John Hancock Asset-Based Lending Fund) (the fund) is a Massachusetts business trust that is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a continuously offered, closed-end management investment company. The fund’s investment objective is to seek to provide high current income and to a lesser extent capital appreciation. Under normal circumstances, the fund invests 80% of its net assets (plus any borrowings for investment purposes) in asset-based lending investments, which may include investments in distressed loans.
The fund’s shares are not listed on any securities exchange. At the sole discretion of the Board and provided that it is in the best interests of the fund and shareholders to do so, the fund intends to provide a limited degree of liquidity to the shareholders by conducting repurchase offers generally quarterly; however, there can be no assurance that any such repurchase offers will be conducted on a quarterly basis or at all.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Consolidated statement of assets and liabilities. Shares are offered only to accredited investors as defined in Rule 501(a) of Regulation D promulgated under the Securities Act of 1933 (the 1933 Act). Eligible Investors must also be either U.S. citizens or U.S. resident aliens. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.
Prior to March 3, 2025, the fund was known as John Hancock Asset-Based Lending Fund.
Basis of consolidation. The accompanying consolidated financial statements include the accounts of JH Consumer Loan Trust, JH Residential Whole Loan Trust, JH Residential Whole Loan Trust II, and John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC, each a wholly owned subsidiary of the fund:
• JH Residential Whole Loan Trust, a Delaware statutory trust, was established on October 14, 2022 for the purpose of originating and acquiring residential real estate loans and legacy mortgage loan pools.
• John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC, a Delaware LLC, was formed on October 18, 2022 and acts as an investment vehicle for the fund to obtain exposure to commercial aircraft lease transactions.
• JH Consumer Loan Trust, a Delaware statutory trust, was established on November 17, 2022 for the purpose of acquiring consumer loans, high-yield asset-backed securities backed by various forms of non-mortgage household debt largely focused on  select market segments, such as automobile loans and leases, credit cards and personal installment loans, and other types of consumer loans.
• JH Residential Whole Loan Trust II, a Delaware statutory trust, was established on June 5, 2023 for the purpose of originating and acquiring residential real estate loans and legacy mortgage loan pools.
The fund will generally consolidate its investment in a wholly or substantially owned subsidiary, which is an extension of the operations of the fund, or a controlled operating company whose business consists of providing services to the fund. The fund consolidates its investments in JH Consumer Loan Trust, JH Residential Whole Loan Trust, JH Residential Whole Loan Trust II, and John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC. Intercompany accounts and transactions, if any, have been eliminated. The Consolidated Fund’s investments include positions of the fund and these subsidiaries.
The fund has determined that the following wholly owned special purpose vehicles are operating companies, and therefore does not consolidate these investments as it is not permitted to consolidate any subsidiary or other entity that is not an investment company, including those in which the fund has a controlling interest unless the business of the operating company consists of providing services to the fund.
• MSN 803 Trust is a special purpose vehicle purchased by John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC on August 30, 2023, which was established to hold the title to a commercial aircraft and is currently subject to a lease arrangement.
| JOHN HANCOCK Marathon Asset-Based Lending Fund	48

• JH Aircraft Leasing 4535 (Ireland) Designated Activity Company was established on January 23, 2024 to hold the title to an international commercial aircraft, which is currently subject to a lease arrangement.
• JH LiftCo, LLC, a Delaware statutory trust, was established on March 4, 2024 for the purpose of holding title to industrial equipment, which is currently subject to a lease arrangement.
• JH Finance LeaseCo LLC, a Delaware LLC, was formed on May 7, 2024 for the purpose of holding title to industrial equipment, which is currently subject to lease arrangements.
• JH REO Trust, a Delaware statutory trust, was formed on October 14, 2022 and serves as an investment vehicle to hold foreclosed or real estate owned properties of JH Residential Whole Loan Trust.
Note 2—Significant accounting policies
The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are valued at the end of each month at a minimum pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations, are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Private investments are measured at fair value based on the present value of the expected cash flows. There are no quoted prices in active markets and valuations rely primarily on the use of significant unobservable inputs, which require significant judgment. Assumptions and inputs used in the valuation include prepayment estimates, determination of the discount rate based on the risk-free interest rate adjusted for credit risk (including estimation of probability of default), liquidity and any other adjustments a third-party market participant would take into account in pricing a transaction. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Advisor’s Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates,
49	JOHN HANCOCK Marathon Asset-Based Lending Fund |

prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated Fund’s investments as of April 30, 2025, by major security category or type:
	Total value at 4-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Asset-backed securities	$79,123,968	—	$79,123,968	—
Residential loans	40,393,080	—	6,146,166	$34,246,914
Term loans	28,830,034	—	—	28,830,034
Profit participating notes	23,699,431	—	—	23,699,431
Special purpose vehicles	22,234,945	—	—	22,234,945
Consumer-related assets	21,555,836	—	14,098,758	7,457,078
Consumer loans	6,657,410	—	—	6,657,410
Corporate asset-based credit	5,143,500	—	—	5,143,500
Credit-linked notes	18,276,052	—	6,183,798	12,092,254
Purchased options	19,894	$19,894	—	—
Short-term investments	14,139,909	13,791,595	348,314	—
Total investments in securities	$260,074,059	$13,811,489	$105,901,004	$140,361,566
Liabilities
Reverse repurchase agreements	$(37,865,556)	—	$(37,865,556)	—
Derivatives:
Assets
Forward foreign currency contracts	102,025	—	102,025	—
Liabilities
Futures	(20,244)	$(20,244)	—	—
Forward foreign currency contracts	(198,046)	—	(198,046)	—
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3, if any, represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.
| JOHN HANCOCK Marathon Asset-Based Lending Fund	50

	Residential loans	Term loans	Profit participating notes	Special purpose vehicles	Consumer- related assets	Consumer loans	Corporate asset- based credit	Credit- linked notes	Total
Balance as of 10-31-24	$34,917,923	$27,543,381	$24,415,734	$21,863,018	$5,761,603	$8,694,707	$5,133,000	$11,869,479	$140,198,845
Purchases	43,915,609	1,174,417	—	30,000	2,101,682	—	—	2,000,000	49,221,708
Sales	(44,540,818)	(19,791)	(2,271,848)	(316,000)	(407,746)	(1,411,644)	—	(1,771,689)	(50,739,536)
Realized gain (loss)	3,236,195	—	—	—	—	(703,286)	—	—	2,532,909
Transfers out of Level 3	(1,520,150)	—	—	—	—	—	—	—	(1,520,150)
Net amortization of (premium) discount	(197,548)	59,220	—	—	98,338	(30,585)	—	(229)	(70,804)
Change in unrealized appreciation (depreciation)	(1,564,297)	72,807	1,555,545	657,927	(96,799)	108,218	10,500	(5,307)	738,594
Balance as of 4-30-25	$34,246,914	$28,830,034	$23,699,431	$22,234,945	$7,457,078	$6,657,410	$5,143,500	$12,092,254	$140,361,566
Change in unrealized appreciation (depreciation) at period end[1]	$(2,101,969)	$72,807	$1,555,545	$657,927	$(96,799)	$163,580	$10,500	$(5,307)	$256,284

[1]	Change in net unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in change in unrealized appreciation (depreciation) on the Consolidated statement of operations.
The valuation techniques and significant unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 4-30-25	Valuation technique	Significant unobservable inputs	Input/Range*	Input weighted average*
Residential loans	$34,246,914	Discounted cash flow Recent transaction	Discount rate Transaction price	7.71%-16.42% $9.88-$102.10	10.75% $85.22
Term loans	$28,830,034	Discounted cash flow Recent transaction	Discount rate Transaction price	8.83%-14.18% $98.68-$99.42	10.62% $99.07
Profit participating notes	$23,699,431	Discounted cash flow Recent transaction	Discount rate Transaction price	8.49%-12.08% $100.00	11.84% $100.00
Special purpose vehicles	$22,234,945	Discounted cash flow Recent transaction	Discount rate Transaction price	10.24%-12.60% $100.00	11.10% $100.00
Consumer-related assets	$7,457,078	Discounted cash flow Recent transaction	Discount rate Transaction price	11.33%-20.14% $20,939.70	15.33% $20,939.70
Consumer loans	$6,657,410	Discounted cash flow	Discount rate	6.83%-9.09%	7.48%
Corporate asset-based credit	$5,143,500	Discounted cash flow	Discount rate	11.60%	11.60%
Credit-linked notes	$12,092,254	Discounted cash flow Recent transaction	Discount rate Transaction price	9.91%-12.60% $100.00	11.23% $100.00
Total	$140,361,566
51	JOHN HANCOCK Marathon Asset-Based Lending Fund |

Fair Value at 4-30-25	Valuation technique	Significant unobservable inputs	Input/Range*	Input weighted average*

*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of April 30, 2025 could have resulted in changes to the fair value measurement, as follows:
Significant unobservable input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount rate	Decrease	Increase
Transaction price	Increase	Decrease
Reverse repurchase agreements. The fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the fund delivers a security, as collateral, in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreements. In addition, cash collateral received from the counterparty to cover appreciation on the underlying security, if any, is shown on the Consolidated statement of assets and liabilities as Payable for collateral on open reverse repurchase agreements. Obligation to repay cash received by a fund, if any, is shown on the Consolidated statement of assets and liabilities as Payable for open reverse repurchase agreements.
Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. In the event of a default by the counterparty, recovery of the security transferred by the fund may be delayed or the fund may incur a loss equal to the amount by which the value of the security transferred by the fund exceeds the repurchase price payable by the fund.
The following table summarizes the open reverse repurchase agreements at April 30, 2025:
Counterparty	Borrowing rate	Settlement date	Maturity date	Amount borrowed	Payable for reverse repurchase agreements
J.P. Morgan Securities LLC	5.170%	4-3-25	5-5-25	$(1,587,000)	$(1,593,382)
J.P. Morgan Securities LLC	5.170%	4-21-25	5-21-25	(1,395,000)	(1,397,003)
UBS AG	4.970%	4-11-25	5-12-25	(2,093,000)	(2,098,779)
UBS AG	4.990%	4-29-25	5-29-25	(2,151,188)	(2,151,784)
UBS AG	5.070%	4-29-25	5-29-25	(2,553,060)	(2,553,779)
UBS AG	5.090%	4-10-25	5-12-25	(6,133,780)	(6,151,993)
UBS AG	5.120%	4-21-25	5-21-25	(2,793,500)	(2,797,473)
UBS AG	5.170%	4-2-25	5-2-25	(5,003,696)	(5,024,535)
UBS AG	5.170%	4-11-25	5-12-25	(4,655,925)	(4,669,298)
UBS AG	5.170%	4-29-25	5-29-25	(1,782,673)	(1,783,185)
UBS AG	5.270%	4-11-25	5-12-25	(2,923,106)	(2,931,664)
UBS AG	5.320%	4-23-25	5-23-25	(2,836,400)	(2,839,753)
| JOHN HANCOCK Marathon Asset-Based Lending Fund	52

Counterparty	Borrowing rate	Settlement date	Maturity date	Amount borrowed	Payable for reverse repurchase agreements
UBS AG	5.320%	4-29-25	5-29-25	$(1,872,375)	$(1,872,928)
					$(37,865,556)
Collateral with a market value of $3,715,143 and $42,793,207, have been pledged to J.P. Morgan Securities LLC and UBS AG, respectively, in connection with open reverse repurchase agreements. The average borrowings by the fund and the weighted average interest rate for the period the fund entered into reverse repurchase agreements amounted to $35,943,365 and 5.38%, respectively.
Term loans. The fund may invest in direct term loans which are not publicly traded, may not have a secondary market, and are not rated by any rating agency. Direct term loans can be asset-based loans secured by collateral such as transportation assets, real estate, consumer or corporate related assets, or other assets. These loans are highly structured and typically include frequent monitoring including but not limited to financial and collateral reporting.
Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower. The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund is exposed to the risk that the borrower may default or become insolvent and, consequently, that the fund will lose money on the loan. Furthermore, direct loans may subject the fund to liquidity and interest rate risk as certain direct loans may be deemed illiquid.
At April 30, 2025, the fund had $2,120,516 in unfunded loan commitments outstanding.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolio may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities also have the risk that the portfolio may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through
53	JOHN HANCOCK Marathon Asset-Based Lending Fund |

securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Credit-linked notes. The fund may purchase credit-linked notes, which are typically privately offered and sold. Credit-linked notes are intended to replicate the economic effects that would apply had the fund directly purchased the underlying reference asset(s). Investments in credit-linked notes represent the right to receive periodic income payments and payment of principal at the end of the term of the note. In addition to the risks associated with the underlying reference instrument, an investment in a credit-linked note is also subject to liquidity risk, market risk, interest rate risk and the risk that the counterparty will be unwilling or unable to meet its obligations under the note.
Escrow and corporate advances. The fund advances payments when the borrower fails to meet contractual payments (e.g. property taxes and insurance) in accordance with the terms of its servicing agreements and to cover corporate advances (e.g. appraisal or title fees) associated with residential loans. Advances are fair valued based on assumptions related to their recoverability and seniority in the claims hierarchy in the event of a liquidation and are reflected on the Consolidated statement of assets and liabilities as Receivable for escrow and corporate advances, at value. Change in value, if any, is reflected in the change in net unrealized appreciation (depreciation) of unaffiliated investments and receivables on the Consolidated statement of operations.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income from the funds short-term investments is recorded on ex-date. Distributions from investments in private operating companies are reflected as dividend income. Return of capital distributions from private operating companies, if any, are treated as a reduction of cost. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdrafts. Pursuant to the custodian agreement, the fund’s custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, for all classes, are charged at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
| JOHN HANCOCK Marathon Asset-Based Lending Fund	54

For federal income tax purposes, as of October 31, 2024, the fund has a long-term capital loss carryforward of $4,946 available to offset future net realized capital gains. This carryforward does not expire.
As of October 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
The fund has two domestic taxable subsidiaries – John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC and JH LiftCo, LLC (the “Domestic Taxable Subsidiaries”). These entities have elected to be treated as corporations for US income tax purpose and are subject to both federal and state level corporate income taxes. The purposes of the taxable subsidiaries are to permit the fund to gain exposure to commercial aircraft and industrial equipment lease transactions for U.S. federal income tax purposes in order to comply with the Regulated Investment Company tax compliance requirements.  The net investment income and capital gains and losses from the Domestic Taxable Subsidiaries do not always flow through to the fund and these entities may pay dividends up to the fund. The Domestic Taxable Subsidiaries are not consolidated for income tax purposes and may generate income that is subject to federal, state, and local taxes.
The fund has one foreign taxable subsidiary - JH Aircraft Leasing 4535 (Ireland) Designated Activity Company.  The subsidiary is not consolidated for financial reporting purpose. The purpose of the taxable subsidiary is to permit the fund to gain exposure to international commercial aircraft lease transactions. The subsidiary is classified as a controlled foreign corporation under the Internal Revenue Code and is subject to sub part F income rules. Therefore, the fund is required to increase its taxable income by its share of the subsidiary’s net taxable income. Net income and realized gains from the subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the subsidiary in any taxable year, the loss will generally not be available to offset the fund’s ordinary income and/or capital gains for that year.
Generally, the Domestic Taxable Subsidiaries, which file separate tax returns, are subject to income tax examinations by U.S. federal, state and local authorities for all years through October 31, 2024.  The Domestic Taxable Subsidiaries assess their tax position using the provisions of ASC 740, Income Taxes, with regard to uncertain tax positions. Uncertain income tax positions are recognized based on a “more likely than not” threshold. Penalties and interest are recognized in the Provision for Income Taxes in the Statements of Income and Comprehensive Income. The Domestic Taxable Subsidiaries are not aware of any tax positions for significant unrecognized tax benefits, and do not believe it is reasonably possible that, within the next twelve months, unrecognized domestic tax benefits will change by a significant amount. As of October 31, 2024, no liability for interest and penalties have been recognized.
Deferred income taxes reflect the net effects of temporary differences between financial reporting and tax basis of assets and liabilities. These temporary differences result in taxable or deductible amounts in future years and are measured using the tax rates and laws that will be in effect when such differences are expected to reverse.
As noted in “Basis of consolidation” in Note 1 in the Notes to consolidated financial statements, the fund consolidates its investment in John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC and does not consolidate JH LiftCo, LLC.  Both Domestic Taxable Subsidiaries are not eligible to elect treatment as regulated investment companies.  The amount of taxes paid by Domestic Taxable Subsidiaries will vary depending on the amount of capital appreciation of its investments and such taxes will reduce a fund shareholders return from an investment in the fund. For any unconsolidated subsidiary, the impact of deferred income taxes will be incorporated into the market value of the investment.  Upon the sale of an investment, the Domestic Taxable Subsidiaries may be liable for previously deferred taxes.
As of October 31, 2024, the fund had no uncertain tax positions that would require consolidated financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
55	JOHN HANCOCK Marathon Asset-Based Lending Fund |

The components of the fund’s income tax provision (benefit) for the six months ended April 30, 2025, are as follows:
Current income tax (benefit)
State and local	$800
Total Current income tax (benefit)	$800
Deferred income tax
Federal	$91,414
State and local	10,345
Total deferred income tax (benefit)	$101,759
Provision for income taxes	$102,559

The provision for income taxes is reconciled to the amount determined by applying the statutory federal income tax rate to income before taxes as follows:
Period ended April 30, 2025
Federal income tax at the statutory rate	$93,628
State income tax (net of federal benefit)	8,721
Other	210
Provision for income taxes	$102,559

Amounts reported in the consolidated financial statements and the tax basis of assets and liabilities result in temporary differences. The deferred tax assets (liabilities) consist of the following:
As of April 30, 2025
Deferred tax assets
Net operating loss	$331,079
Audit fees	1,432
Deferred tax liabilities
Depreciation	(651,292)
Total	$(318,781)
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s consolidated financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to derivative transactions, taxable subsidiary and non-deductible start up costs.
| JOHN HANCOCK Marathon Asset-Based Lending Fund	56

Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund or its subsidiary may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Consolidated Fund’s investments, or if cash is posted, on the Consolidated statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Consolidated statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Consolidated statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Consolidated Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation
57	JOHN HANCOCK Marathon Asset-Based Lending Fund |

margin is included on the Consolidated statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended April 30, 2025, the fund used futures contracts to manage against changes in interest rates. The fund held futures contracts with USD notional values ranging from $8.3 million to $11.4 million, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Consolidated statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended April 30, 2025, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates. The fund held forward foreign currency contracts with USD notional values ranging up to $4.0 million, as measured at each quarter end.
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Consolidated statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
Purchased options are included in the Fund’s investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, the fund realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss).
During the six months ended April 30, 2025, the fund used purchased options contracts to manage against changes in interest rates. The fund held purchased options contracts with market values ranging from $800 to $20,000, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund and its subsidiary at April 30, 2025 by risk category:
| JOHN HANCOCK Marathon Asset-Based Lending Fund	58

Risk	Consolidated statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	—	$(20,244)
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$102,025	(198,046)
Interest rate	Unaffiliated investments, at value[2]	Purchased options	19,894	—
			$121,919	$(218,290)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Consolidated Fund’s investments. Only the period end variation margin receivable/payable is separately reported on the Consolidated statement of assets and liabilities.
[2]	Purchased options are included in Consolidated Fund’s investments.
For financial reporting purposes, the fund and its subsidiary do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Consolidated statement  of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Consolidated statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2025:
	Consolidated statement of operations location - Net realized gain (loss) on:
Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$(28,956)	$90,585	—	$61,629
Currency	—	—	$(2,993)	(2,993)
Total	$(28,956)	$90,585	$(2,993)	$58,636

[1]	Realized gain (loss) associated with purchased options is included in this caption on the Statement of operations.
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2025:
	Consolidated statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$22,780	$(158,892)	—	$(136,112)
Currency	—	—	$(96,021)	(96,021)
Total	$22,780	$(158,892)	$(96,021)	$(232,133)

[1]	Change in unrealized appreciation (depreciation) associated with purchased options is included in this caption on the Statement of operations.
59	JOHN HANCOCK Marathon Asset-Based Lending Fund |

Note 4—Guarantees and indemnifications
Under the fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as distributor and principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays the Advisor a fee, calculated and paid monthly, at an annual rate of 1.35% of the fund’s average monthly managed assets (managed assets means the total assets of the fund (including any assets attributable to any preferred shares that may be issued or to indebtedness), minus the fund’s liabilities incurred in the normal course of operations other than liabilities relating to indebtedness). Pursuant to a subadvisory agreement, the Advisor (and not the fund) has agreed to pay a subadvisory fee directly to Marathon Asset Management LP (the Subadvisor).
The Advisor contractually agreed to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate managed assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During the six months ended April 30, 2025, this waiver amounted to 0.01% of the fund’s average monthly managed assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee for the fund or, if necessary, make payment to the fund, in an amount equal to the amount by which the following expenses of the fund, incurred in the ordinary course of the fund’s business, exceed 0.60% percent of average monthly net assets (on an annualized basis) of the fund: (a) administrative fees; (b) custody and accounting fees; (c) audit fees; (d) legal fees; (e) independent trustee fees; (f) pricing services fees; (g) blue sky fees; (h) insurance premiums; (i) printing costs; (j) registration and filing expenses; (k) organization and offering expenses; (l) transfer agent fees and service fees; and (m) other miscellaneous ordinary expenses, but excluding management and incentive fees, interest expense, 12b-1 fees, any cashiering or other investment servicing fees; litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business of the fund; taxes; short dividends, acquired fund fees and expenses (based on indirect net expenses associated with the fund’s investments in underlying investment companies); class specific expenses; portfolio brokerage commissions; expenses related to, or incurred by, special purpose vehicles or other subsidiaries of the fund held directly or indirectly by the fund; expenses, including legal expenses, related to investments of the fund; and expenses, including legal expenses, related to co-investment transactions involving the fund. This agreement expires on February 28, 2026, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
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For the six months ended April 30, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class I	$655,585
Class D	566
Class	Expense reduction
Class S	$174
Total	$656,325

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2025, were equivalent to a net annual effective rate of 0.81% of the fund’s average monthly managed assets.
Incentive fee. The fund has agreed to pay the Advisor an Incentive Fee based upon pre-incentive fee net investment income. The incentive fee shall be calculated and accrued on a monthly basis while being determined and payable in arrears as of the end of each fiscal quarter. The calculation of the incentive fee for each fiscal quarter is as follows:
• No incentive fee shall be payable in any fiscal quarter in which the pre-incentive fee net investment income attributable to each class does not exceed a quarterly return of 1.25% per quarter based on each class’s average beginning monthly net assets for the applicable quarterly payment period (calculated in accordance with US GAAP and gross of any accrued (but unpaid) performance fee if applicable during the payment period) (the “Quarterly Return”), or 5.00% annualized;
• All pre-incentive fee net investment income attributable to each class (if any) that exceeds the Quarterly Return, but is less than or equal to 1.4286% of the average beginning monthly net assets of that each class (calculated in accordance with US GAAP and gross of any accrued (but unpaid) performance fee if applicable during the payment period) for the fiscal quarter (5.714% annualized), shall be payable to the Advisor; and
• For any fiscal quarter in which pre-incentive fee net investment income attributable to each class exceeds 1.4286% of each class’s average beginning monthly net assets (calculated in accordance with US GAAP and gross of any accrued (but unpaid) performance fee if applicable during the payment period), the incentive fee with respect to each class shall equal 12.5% of pre-incentive fee net investment Income attributable to each class.
The incentive fee for the six months ended April 30, 2025 amounted to $863,952.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2025, amounted to an annual rate of 0.02% of the fund’s average monthly net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class D shares and Class S shares, the fund pays for certain other services. The fund may pay distribution and service fees, expressed as an annual percentage of average monthly net assets for each class of the fund’s shares, up to 0.25% for Class D shares and 0.85% (including up to 0.25% for service fees) for Class S shares.
Sales charges. Class D shares may be subject to a sales charge of up to 1.50% and Class S shares may be subject to a sales charge of up to 3.50%. Such sales load will be subtracted from the investment amount and will not form part of an investor’s investment in the fund. The sales load may be waived in certain circumstances at the Advisor’s discretion. During the six months ended April 30, 2025, no sales charges were assessed.
61	JOHN HANCOCK Marathon Asset-Based Lending Fund |

Early repurchase fee. For all share classes, a 2.00% early repurchase fee payable to the fund will be charged with respect to the repurchase of a shareholder’s shares at any time prior to the day immediately preceding the one-year anniversary of the shareholder’s purchase of the Shares (on a “first in-first out” basis). The early repurchase fee will be retained by the fund for the benefit of the remaining shareholders.
Class level expenses. Class level expenses for the six months ended April 30, 2025 were as follows:
Class	Distribution and service fees
Class I	—
Class D	$236
Class S	219
Total	$455
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates.
Co-investment. Pursuant to an Exemptive Order issued by the SEC on September 26, 2022, the fund is permitted to negotiate certain investments with entities with which it would be restricted from doing so under the 1940 Act, such as the Subadvisor and its affiliates. The fund is permitted to co-invest with affiliates if certain conditions are met. Under the order, the fund will be permitted to co-invest with affiliates if a “required majority” (as defined in the 1940 Act) of the fund’s independent Trustees make certain conclusions in connection with a co-investment transaction, including that (1) the terms of the transactions, including the consideration to be paid, are reasonable and fair to the fund and its shareholders and do not involve overreaching of the fund or its shareholders by any person concerned and (2) the transaction is consistent with the interests of shareholders and is consistent with the fund’s investment objective and strategies. During the six months ended April 30, 2025, the fund did not enter into any investments pursuant to this exemptive order.
Note 6—Fund share transactions
The fund currently accepts purchases of shares as of the last business day of each calendar month. Transactions in fund shares for the six months ended April 30, 2025 and for the year ended October 31, 2024 were as follows:
	Six Months Ended 4-30-25		Year Ended 10-31-24
	Shares	Amount	Shares	Amount
Class I shares
Sold	2,486,130	$50,819,343	2,931,140	$59,114,692
Issued pursuant to Dividend Reinvestment Plan	53,744	1,094,237	76,456	1,542,329
Repurchased	(290,733)	(5,935,484)	(12,855)	(260,959)
Net increase	2,249,141	$45,978,096	2,994,741	$60,396,062
Class D shares
Sold	8,793	$180,000	3,177	$65,000
Issued pursuant to Dividend Reinvestment Plan	158	3,230	80	1,617
Net increase	8,951	$183,230	3,257	$66,617
Total net increase	2,258,092	$46,161,326	2,997,998	$60,462,679

There was no activity for Class S shares during the six months ended April 30, 2025.
| JOHN HANCOCK Marathon Asset-Based Lending Fund	62

Affiliates of the fund owned 22%, 17% and 100% of shares of Class I, Class D and Class S, respectively, on April 30, 2025. As of April 30, 2025, the Subadvisor held 22% of the fund (Class I). Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
At the sole discretion of the Board of Trustees and provided that it is in the best interests of the fund and shareholders to do so, the fund intends to provide a limited degree of liquidity to the shareholders by conducting repurchase offers or take any other action permitted by the tender offer rules under 1934 Act, and described in the written tender offer notice that will be provided to shareholders for each repurchase offer. In determining whether the fund should offer to repurchase shares from shareholders (generally no more than 5% of shares outstanding), the Board of Trustees will consider the recommendations of the Advisor as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Advisor currently expects that it will generally recommend to the Board of Trustees that the fund offer to repurchase shares from shareholders quarterly with tender offer valuation dates occurring on the last business day of March, June, September and December (each, a “Valuation Date”); however, there can be no assurance that any such tender offers will be conducted on a quarterly basis or at all. The fund is not required to conduct tender offers and may be less likely to conduct tenders during periods of exceptional market conditions. The fund conducted two quarterly repurchase offers during the six months ended April 30, 2025. The fund offered to repurchase shares in an amount up to $8,700,000 and $9,100,000 as of the valuation dates for the repurchase offers, December 31, 2024 ($20.32) and March 31, 2025 ($20.42), respectively. $5,935,484 and 290,733 shares for Class I were tendered and accepted by the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $110,494,480 and $76,629,493, respectively, for the six months ended April 30, 2025.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At April 30, 2025, funds within the John Hancock group of funds complex held 27.1% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
Manulife Private Credit Plus Fund	27.1%
Note 9—Investments in affiliates
As of April 30, 2025, investments in affiliates consist of the following:
•	The fund holds 100% of the profit participating notes issued by JH Aircraft Leasing 4535 (Ireland) Designated Activity Company.
•	The fund holds 100% of the limited liability company interests in JH Finance LeaseCo, LLC.
•	The fund holds 100% of the limited liability company interests in JH LiftCo, LLC.
•	The fund holds 100% of the limited liability company interests in JH REO Trust.
•	The fund holds 100% of the beneficial ownership interest in MSN 803 Trust as an owner participant.
Information regarding the funds’ fiscal year to date purchases and sales of the affiliated investments as well as income and capital gains earned by the fund, if any, is as follows:
63	JOHN HANCOCK Marathon Asset-Based Lending Fund |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
JH Aircraft Leasing 4535 (Ireland) Designated Activity Company	20,897,863	$21,420,071	—	$(721,000)	—	$1,437,064	—	—	$22,136,135
JH Finance LeaseCo LLC	7,332,249	7,392,282	—	—	—	(22,317)	$419,932	—	7,369,965
JH Liftco LLC	6,845,000	6,143,962	—	—	—	174,283	—	—	6,318,245
JH REO Trust	30,000	—	$30,000	—	—	—	—	—	30,000
MSN 803 Trust	7,882,217	8,326,774	—	(316,000)	—	505,961	164,000	—	8,516,735
					—	$2,094,991	$583,932	—	$44,371,080
Note 10—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Consolidated statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Consolidated statement of operations, which includes “Increase (decrease) in net assets from operations”, Consolidated statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Consolidated financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Marathon Asset-Based Lending Fund	64

ADDITIONAL INFORMATION

Unaudited
The fund is a continuously offered non-diversified, closed-end management investment company, shares of which were initially offered to the public in July 2022.
Dividends and distributions
During the six months ended April 30, 2025, distributions from net investment income totaling $0.6007, $0.5753 and $0.5142 per share were paid to shareholders for Class I, Class D and Class S, respectively. The dates of payments and the amounts per share for each class were as follows:
Income Distributions:
Payment Date	Class I	Class D	Class S
January 23, 2025	$0.3679	$0.3551	$0.3243
April 22, 2025	$0.2328	$0.2202	$0.1899
Total	$0.6007	$0.5753	$0.5142
Shareholder communication and assistance
If you have any questions concerning the fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the fund to the transfer agent at:
Regular Mail:
SS&C GIDS, Inc.
80 Lamberton Road
Windsor, Connecticut 06095
Registered or Overnight Mail:
SS&C GIDS, Inc.
80 Lamberton Road
Windsor, Connecticut 06095
If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.
65	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Marathon Asset-Based Lending Fund (the fund) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor, formerly John Hancock Advisers, LLC) and the Subadvisory Agreement (the Subadvisory Agreement) with Marathon Asset Management LP (the Subadvisor) for the fund. The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the February 5, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a videoconference meeting held on October 9, 2024. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At a meeting held on February 5, 2025, the Board, including the  Independent Trustees, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor, with respect to the fund. In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data (as well as information on the limitations of such comparable data given the structure of the Fund), performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the February and October meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not
| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	66

treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on relevant background information obtained in connection with the consideration of the advisory and subadvisory arrangements for other funds in the John Hancock Fund Complex in prior years.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the fund’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services to be provided to the fund including entrepreneurial risk in sponsoring funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
The Board also considered the differences between the Advisor’s services to the fund and the services it provides to other clients that are not closed-end funds, including, for example, the differences in services related to the regulatory and legal obligations of closed-end funds.
In considering the nature, extent and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management of other funds in the John Hancock Fund Complex and the quality of the performance of the Advisor’s duties with respect to those funds, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of other trusts in the John Hancock Fund Complex.
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the affairs and subadvisory relationships for the fund and for other funds in the John Hancock Fund Complex, the Advisor’s oversight and monitoring of the subadvisor’s investment performance and compliance programs, such as the subadvisor’s compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance and other issues;
(b)	the background, qualifications, and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
67	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the fund’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the fund and other funds in the John Hancock Fund Complex, and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on, for example, the end date selected and the structure and specific investment strategies of the peer funds.  The Board noted that the fund outperformed its benchmark index for the one-year period ended September 30, 2024, and for the period since inception. The Board also noted that the fund underperformed its peer group median for the one-year period ended September 30, 2024, and for the period since inception. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the one-year period ended September 30, 2024, and for the period since inception. The Board also took into account management’s discussion of the factors that contributed to the fund’s performance relative to its peer group median for the one-year period ended September 30, 2024, and for the period since inception. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of the fund’s benchmark index. The Board noted the relatively recent inception period of the fund.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund, in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. The Board considered the limitations on the data presented in light of, for example, the structure and specific investment strategies of peers. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that contractual management fees are higher than the average, and that net total expenses for the fund are lower than the peer group median.
The Board also took into account management’s discussion with respect to the management fee and the fees of the Subadvisor, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board noted that the Advisor receives a management fee from the fund consisting of two components—a base management fee and an incentive fee, and that the Advisor pays the full amount of the incentive fee and a portion of the based management fee to the Subadvisor. The Board considered that, to the
| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	68

extent the incentive fee is earned and paid, the incentive fee would effectively result in a higher rate of total compensation from the fund to the Advisor than the base-management fee rate stated in the Advisory Agreement. The Board also noted that the Advisor, and not the fund, would be responsible for paying the subadvisory fees and that such fees are negotiated at arm’s length with respect to the Subadvisor. The Board also took into account that management has agreed to implement an overall fee waiver across a number of funds in the John Hancock Fund Complex, including the fund, which is discussed further below.
The Board concluded that the advisory fees to be paid by the fund are reasonable in light of the nature, extent and quality of the services expected to be provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the fund, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the fund directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the fund and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length; and
(j)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the projected level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. This waiver is allocated proportionally among the participating portfolios;
69	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |

(b)	reviewed the advisory fee structure for the fund and concluded that although economies of scale cannot be measured with precision, these arrangements will permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure, including incentive fee; and
(c)	the Board also considered the potential effect of the fund’s future growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(a)	information relating to the Subadvisor’s business;
(b)	the performance of comparable funds, as applicable, managed by the fund’s Subadvisor;
(c)	the subadvisory fee for the fund, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data; and
(d)	Information relating to the nature and scope of any material relationships and their significance to the fund’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received and reviewed information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as considered information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular periodic reviews of the Subadvisor and its operations in regard to the fund, including regarding investment processes and organizational and staffing matters. The Board also noted that the fund’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services provided and the profits realized by the Subadvisor from its relationship with the fund were not a factor in the Board’s consideration of the Subadvisory Agreement.
| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	70

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees.The Board considered that the fund pays an advisory fee to the Advisor, consisting of a base management fee and an incentive fee, and that, in turn, the Advisor pays the full amount of the incentive fee to the Subadvisor and a portion of the based management fee. The Board considered that, to the extent the incentive fee is earned and paid to the Subadvisor, the incentive fee effectively results in a higher rate of total compensation from the Advisor to the Subadvisor than the base-management fee rate stated in the Subadvisory Agreement. As noted above, the Board also considered the fund’s subadvisory fee, including the incentive fee, as compared to the Subadvisor’s similarly situated investment companies deemed to be comparable to the fund, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other funds managed by the Advisor. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager, and may reasonably be expected to provide a high quality of investment management services to the fund;
(2)	the performance of the fund has generally been in line with or outperformed the fund’s benchmark index;
(3)	the subadvisory fees are reasonable in relation to the level and quality of services provided under the Subadvisory Agreement; and
(4)	that the subadvisory fees are paid by the Advisor not the fund.
* * *
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
71	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |

More information
Trustees
Hassell H. McClellan, Chairperson*
Andrew G. Arnott†
William H. Cunningham*
Grace K. Fey*
Officers
Andrew G. Arnott†
President
Fernando A. Silva‡
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Marathon Asset Management LP
Portfolio Managers
Ed Cong
Louis Hanover
Andrew Springer
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
SS&C GIDS, Inc.
Legal counsel
K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
‡ Effective July 1, 2024.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-6020.
The report is certified under the Sarbanes-Oxley Act, which requires closed-end funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.
You can also contact us:
844-292-8018	Regular mail:	Express mail:
jhinvestments.com	John Hancock Alt P.O. Box 219285 Kansas City, MO 64121-9285	John Hancock Alt 801 Pennsylvania Ave, Suite 219285 Kansas City, MO 64105-1307
| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	72

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Not part of the shareholder report

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-6020, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Marathon Asset-Based Lending Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4442967	P16SA 4/25
06/25

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Refer to information included in Item 1.

(b)Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT. Information included in Item 1, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Item is not applicable at this time

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)Item is not applicable at this time

(b)Item is not applicable at this time

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)Not applicable.

(b)Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Marathon Asset-Based Lending Fund

By:      /s/ Andrew G. Arnott

------------------------------

Andrew G. Arnott

President, Principal Executive Officer

Date: June 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Andrew G. Arnott

------------------------------

Andrew G. Arnott

President, Principal Executive Officer

Date: June 26, 2025

By:

/s/ Fernando A. Silva

---------------------------

Fernando A. Silva

Chief Financial Officer, Principal Financial Officer

Date: June 26, 2025